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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05300

Evergreen Money Market Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the six months ended July 31, 2009. These series have January 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen California Municipal Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

2

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

6-month return	0.06%	0.02%	0.18%

Average annual return

1-year	0.85%	0.69%	1.12%

5-year	1.87%	1.64%	2.17%

Since portfolio inception	1.43%	1.19%	1.74%

7-day annualized yield	0.05%	0.05%	0.12%

30-day annualized yield	0.05%	0.05%	0.07%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2009	7/31/2009	During Period*

Actual
Class A	$1,000.00	$1,000.64	$4.12
Class S	$1,000.00	$1,000.25	$4.46
Class I	$1,000.00	$1,001.80	$2.93
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.68	$4.16
Class S	$1,000.00	$1,020.33	$4.51
Class I	$1,000.00	$1,021.87	$2.96

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 0.90% for Class S and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	1.49%	2.91%	2.74%	1.78%	0.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,545	$20,950	$17,135	$17,635	$30,405	$56,228
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%[2]	0.91%	0.93%	0.93%	0.94%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.89%[2]	0.91%	0.93%	0.93%	0.94%	0.96%
Net investment income (loss)	0.14%[2]	1.42%	2.82%	2.65%	1.68%	0.53%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.22%	2.65%	2.49%	1.56%	0.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$465,586	$401,519	$285,234	$217,551	$191,144	$172,467
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[2]	1.17%	1.19%	1.18%	1.17%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.19%[2]	1.21%	1.24%	1.23%	1.25%	1.23%
Net investment income (loss)	0.05%[2]	1.17%	2.56%	2.43%	1.54%	0.53%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.18%	1.79%	3.22%	3.05%	2.09%	0.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,013	$7,222	$4,427	$1,289	$1,531	$3,622
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%[2]	0.61%	0.64%	0.63%	0.64%	0.65%
Expenses excluding waivers/reimbursements and expense reductions	0.59%[2]	0.61%	0.64%	0.63%	0.64%	0.67%
Net investment income (loss)	0.31%[2]	1.56%	3.12%	2.99%	1.95%	0.74%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 3.7%
San Francisco, CA City & Cnty. Arpt. Commission Intl. Terminal RB, Ser. B, 3.00%, 12/01/2009, (Liq.: Bank of New York Mellon Corp.)	$17,640,000	$17,881,796

CONTINUING CARE RETIREMENT COMMUNITY 0.0%
California Hlth. Facs. Fin. Auth. RB, Northern Presbyterian Homes & Svcs., 0.30%, VRDN, (LOC: Allied Irish Banks plc)	195,000	195,000

EDUCATION 3.8%
California ABAG Fin. Auth. for Nonprofit Corp. RB, The Wright Institute, 0.48%, VRDN, (LOC: Allied Irish Banks plc)	2,900,000	2,900,000
California CDA RB:
Ctr. for Early Ed., 0.43%, VRDN, (LOC: Allied Irish Banks plc)	690,000	690,000
St. Mary’s & All Angels Sch. Proj., Ser. 2006, 0.55%, VRDN, (LOC: Allied Irish Banks plc)	11,800,000	11,800,000
California Edl. Facs. Auth. RRB, Eclipse Funding Trust, Pepperdine Univ., 0.27%, VRDN, (Liq.: U.S. Bank NA)	2,195,000	2,195,000
California Infrastructure & Econ. Dev. Bank RB, St. Margaret Episcopal Sch., 0.43%, VRDN, (LOC: Allied Irish Banks plc)	1,000,000	1,000,000

		18,585,000

GENERAL OBLIGATION – LOCAL 14.3%
California Irvine Ranch Water District GO, 0.23%, VRDN, (LOC: State Street Corp.)	10,500,000	10,500,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust:
Ser. DB-477, 0.41%, VRDN, (Liq.: Deutsche Bank AG)	2,900,000	2,900,000
Ser. DBE-637, 0.41%, VRDN, (Liq.: Deutsche Bank AG)	8,800,000	8,800,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.41%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	2,275,000	2,275,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.33%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,500,000	3,500,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,026,471
Peralta, CA Cmnty. College Dist. GO, PUTTER, Ser. D, 0.56%, VRDN, (Insd. by and Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Riverside, CA Cmnty. College Dist. GO, Austin Trust Certs., Ser. 2008-3312, 0.54%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	7,000,000	7,000,000
Rockland Cnty., NY GO, RAN, 2.50%, 03/09/2010	10,000,000	10,073,714
Sierra, CA Joint Cmnty. College Dist. GO, Deutshe Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. DB-384, 0.33%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	2,815,000	2,815,000
Vacaville, CA Unified Sch. Dist. GO, Eclipse Funding Trust, Ser. 2007-0079, 0.25%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bank NA)	10,270,000	10,270,000

		70,160,185

GENERAL OBLIGATION – STATE 9.6%
California GO:
Ser. A-1, 0.75%, VRDN, (LOC: Fortis Bank)	20,000,000	20,000,000
Ser. B-1, 0.27%, VRDN, (LOC: CitiBank NA, State Street Corp. & Natl. Australia Bank, Ltd.)	2,650,000	2,650,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
California GO:
Ser. B-2, 0.43%, VRDN, (LOC: Societe Generale)	$15,100,000	$15,100,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	5,855,000	5,855,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.41%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000

		47,115,000

HOSPITAL 8.0%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, BAN, Phoebe Putney Mem. Hosp., Ser. 2008-A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
California CDA RB, Sutter Hlth., Ser. 3047, 0.51%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	7,000,000	7,000,000
California Hlth. Facs Fin. Auth. RB, Adventist Hlth. Sys., 0.25%, VRDN, (LOC: U.S Bank NA)	2,400,000	2,400,000
Fulton Cnty., GA Dev. Auth. RB, Piedmont Healthcare, Inc. Proj., Ser. 2005, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,600,000	2,600,000
Illinois Fin. Auth. RB, Resurrection Hlth. Proj., Ser. 2005B, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,100,000	8,100,000
Macon-Bibb Cnty., GA Hosp. Auth. RB, RAN, Med. Ctr. Central Georgia, Ser. 1998, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000
Newport Beach, CA RRB, Hoag Mem. Hosp., Ser. E, 0.30%, VRDN, (LOC: Bank of America Corp.)	2,900,000	2,900,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Hosp. Proj., Ser. 2008-D, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	200,000	200,000
Thomasville, GA Hosp. Auth. RB, RAN, John D. Archbold Mem. Hosp., Inc. Proj., Ser. 1997, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	9,190,000	9,190,000

		38,890,000

HOUSING 24.2%
Atlanta, GA Urban Residential Fin. Auth. MHRB, Big Bethel Vlg., 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,100,000	4,100,000
California CDA MHRRB:
PUTTER, IAC Proj.:
Ser. 2680, 0.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,100,000	2,100,000
Ser. 2681, 0.66%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000
Seasons at Lakewood Apts., 0.40%, VRDN, (Insd. by & Liq.: FNMA)	3,200,000	3,200,000
California HFA Home Mtge. RB:
ROC-RR-II-R-11640, 0.47%, VRDN, (Insd. by GNMA & Liq.: CitiBank NA)	12,540,000	12,540,000
Ser. 2003-H, 1.05%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	28,500,000	28,500,000
Ser. U, 3.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	10,360,000	10,360,000
FHLMC MHRB:
Ser. M001, Class A, 0.56%, VRDN, (Insd. by & Liq.: FHLMC)	2,887,177	2,887,177
Ser. M007, Class A, 0.56%, VRDN, (Insd. by & Liq.: FHLMC)	10,700,296	10,700,296
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A:
0.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	31,200,000	31,200,000
0.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,050,000	4,050,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Modesto, CA MHRRB, Shadowbrook Apts., Ser. 2001-A, 0.28%, VRDN, (Liq.: FNMA)	$700,000	$700,000
Oakland, CA Redev. Agcy. MHRB, 0.63%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	100,000	100,000
Orange Cnty., CA Apt. Dev. RRB:
Villas Aliento, 0.33%, VRDN, (Liq.: FNMA)	840,000	840,000
Villas La Paz, 0.33%, VRDN, (Liq.: FNMA)	680,000	680,000
Petaluma, CA CDA MHRB, Oakmont at Petaluma Proj., 0.53%, VRDN, (LOC: U.S. Bank NA)	500,000	500,000
Vacaville, CA MHRB, Quail Run Apts., 0.29%, VRDN, (Liq.: FNMA)	3,500,000	3,500,000
Vallejo, CA Hsg. Auth. MHRRB, Fountain Plaza Hills Apts., Ser. 1992-A, 0.41%, VRDN, (Liq.: FNMA)	885,000	885,000

		118,142,473

INDUSTRIAL DEVELOPMENT REVENUE 2.0%
California Enterprise Dev. Auth. IDRB:
Pocino Foods Co. Proj., Ser. A, 0.56%, VRDN, (LOC: City Natl. Bank & FHLB)	4,000,000	4,000,000
Ramar Intl. Corp. Proj., Ser. A, 0.51%, VRDN, (LOC: Bank of the West)	4,000,000	4,000,000
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp. Proj., 0.73%, VRDN, (SPA: Bank of the West)	1,740,000	1,740,000

		9,740,000

MISCELLANEOUS REVENUE 4.3%
California Infrastructure EDRB, Society for the Blind Proj., 0.48%, VRDN, (LOC: U.S. Bank NA)	2,245,000	2,245,000
California Infrastructure EDRRB, Los Angeles Cnty. Museum of Natl. History Foundation Proj., Ser. 2008A, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	8,400,000	8,400,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.60%, VRDN, (Gtd. by Motiva Enterprises, LLC)	7,000,000	7,000,000
Orange Cnty., FL IDA IDRB, Catholic Charities Central Florida & Diocese Orlando Proj., Ser. 2007, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	3,485,000	3,485,000

		21,130,000

PUBLIC FACILITIES 0.8%
Hemet, CA Unified Sch. Dist. COP, Sch. Facs. Proj., 0.34%, VRDN, (LOC: State Street Corp.)	4,000,000	4,000,000

RESOURCE RECOVERY 4.4%
California Muni. Fin. Auth. RB, Republic Svcs., Inc. Proj., Ser. 2008-A, 0.55%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 0.81%, VRDN, (LOC: CoBank ACB)	6,000,000	6,000,000
Dairy & Poso Creek Family Dairy LLC Proj., 0.81%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Family Trust, 0.76%, VRDN, (LOC: Wells Fargo & Co.) °°	2,500,000	2,500,000
Greenwaste Recovery, Inc. Proj., 0.86%, VRDN, (LOC: Comerica Bank)	2,920,000	2,920,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Heritage Dairy Proj., 0.76%, VRDN, (LOC: Wells Fargo & Co.) °°	$1,500,000	$1,500,000
John B. & Ann M. Verwey Proj., 0.81%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 0.81%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000

		21,520,000

SPECIAL TAX 9.6%
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315, 1.01%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	22,140,000	22,140,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.34%, VRDN, (Liq.: Deutsche Bank AG)	1,295,000	1,295,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.37%, VRDN, (LOC: Bank of New York Mellon Corp.)	15,600,000	15,600,000
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 0.41%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	7,875,000	7,875,000

		46,910,000

TOBACCO REVENUE 1.5%
Golden State Tobacco Securitization Corp. RB, ROC-RR-II-R-287X, 0.36%, VRDN, (Insd. by U.S. Treasury & Liq.: Citibank NA)	7,075,000	7,075,000

UTILITY 8.3%
California Pollution Ctl. Fin. Auth. PCRRB, Pacific Gas & Elec. Proj., Ser. E, 0.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	23,900,000	23,900,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.40%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	5,810,000	5,810,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., Ser. 1999, 0.48%, VRDN, (Gtd. by Mississippi Power Co.)	3,200,000	3,200,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A, 0.70%, VRDN, (Insd. by FSA & SPA: Dexia SA)	6,720,000	6,720,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.34%, VRDN, (SPA: Societe Generale)	700,000	700,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.35%, VRDN, (SPA: Societe Generale)	289,000	289,000

		40,619,000

WATER & SEWER 5.2%
California Central Basin Muni. Water Dist. COP, Ser. 2008-B, 0.31%, VRDN, (LOC: Allied Irish Banks plc)	25,000	25,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, MSTR:
Ser. SGC-48, Class A, 0.33%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 0.33%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Sacramento, CA Surburan Water District COP RB, Ser. A-2, 0.31%, VRDN, (LOC: Allied Irish Banks plc)	5,525,000	5,525,000

		25,550,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Value

Total Investments (cost $487,513,454) 99.7%	$487,513,454
Other Assets and Liabilities 0.3%	1,631,008

Net Assets 100.0%	$489,144,462

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2009:

California	81.0%
Georgia	4.6%
New York	4.1%
Nevada	3.2%
Illinois	1.7%
Puerto Rico	1.6%
Delaware	1.4%
Florida	0.8%
Mississippi	0.7%
Alabama	0.1%
Non-state specific	0.8%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

2-7 days	92.2%
121-240 days	7.8%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$487,513,454
Interest receivable	1,367,109
Receivable from investment advisor	221,879
Prepaid expenses and other assets	94,390

Total assets	489,196,832

Liabilities
Dividends payable	576
Payable for Fund shares redeemed	17,070
Due to custodian bank	9,039
Due to related parties	20,408
Accrued expenses and other liabilities	5,277

Total liabilities	52,370

Net assets	$489,144,462

Net assets represented by
Paid-in capital	$489,099,509
Undistributed net investment income	42,666
Accumulated net realized gains on investments	2,287

Total net assets	$489,144,462

Net assets consists of
Class A	$13,545,461
Class S	465,586,014
Class I	10,012,987

Total net assets	$489,144,462

Shares outstanding (unlimited number of shares authorized)
Class A	13,569,061
Class S	465,567,176
Class I	10,010,785

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$2,454,012

Expenses
Advisory fee	1,154,073
Distribution Plan expenses
Class A	24,961
Class S	1,481,657
Administrative services fee	154,679
Transfer agent fees	27,222
Trustees’ fees and expenses	3,269
Printing and postage expenses	11,182
Custodian and accounting fees	43,217
Registration and filing fees	17,001
Professional fees	20,104
Temporary guarantee program fees	95,536
Other	3,328

Total expenses	3,036,229
Less: Expense reductions	(61)
Fee waivers and expense reimbursements	(725,063)

Net expenses	2,311,105

Net investment income	142,907

Net realized gains on securities in unaffiliated issuers	2,287

Net increase in net assets resulting from operations	$145,194

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2009 (unaudited)		Year Ended January 31, 2009

Operations
Net investment income		$142,907		$4,762,287
Net realized gains on investments		2,287		88,238

Net increase in net assets resulting from operations		145,194		4,850,525

Distributions to shareholders from
Net investment income
Class A		(11,457)		(283,625)
Class S		(123,567)		(4,453,101)
Class I		(7,883)		(136,353)

Total distributions to shareholders		(142,907)		(4,873,079)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	18,044,551	18,044,551	80,642,645	80,642,645
Class S	1,185,056,380	1,185,056,380	2,571,398,098	2,571,398,098
Class I	57,849,250	57,849,250	136,881,143	136,881,143

		1,260,950,181		2,788,921,886

Net asset value of shares issued in reinvestment of distributions
Class A	11,450	11,450	280,899	280,899
Class S	123,567	123,567	4,453,101	4,453,101
Class I	706	706	11,871	11,871

		135,723		4,745,871

Payment for shares redeemed
Class A	(25,460,404)	(25,460,404)	(77,108,675)	(77,108,675)
Class S	(1,121,115,444)	(1,121,115,444)	(2,459,544,615)	(2,459,544,615)
Class I	(55,059,012)	(55,059,012)	(134,097,176)	(134,097,176)

		(1,201,634,860)		(2,670,750,466)

Net increase in net assets resulting from capital share transactions		59,451,044		122,917,291

Total increase in net assets		59,453,331		122,894,737
Net assets
Beginning of period		429,691,131		306,796,394

End of period		$489,144,462		$429,691,131

Undistributed net investment income		$42,666		$42,666

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 22, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $2,158 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares and Class S shares in the amounts of $5,158 and $717,747, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$487,513,454	$0	$487,513,454

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567512 rv6 09/2009

Evergreen Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

1

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	EGMXX

6-month return with sales charge	N/A	-4.98%	-0.98%	N/A	N/A

6-month return w/o sales charge	0.03%	0.02%	0.02%	0.02%	0.11%

Average annual return**

1-year with sales charge	N/A	-4.49%	-0.49%	N/A	N/A

1-year w/o sales charge	0.83%	0.51%	0.51%	0.68%	1.06%

5-year	2.78%	1.77%	2.14%	2.50%	3.07%

10-year	2.69%	2.08%	2.09%	2.46%	2.98%

Maximum sales charge	N/A	5.00%	1.00%	N/A	N/A
		CDSC	CDSC

7-day annualized yield	0.05%	0.05%	0.05%	0.05%	0.05%

30-day annualized yield	0.05%	0.05%	0.05%	0.05%	0.05%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
**	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

In 2008, the advisor and its affiliates took steps to support the net asset value of the Fund. In the absence of those steps, the performance for the Fund during the period would have been lower.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Class S and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes A, B, C, and S. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2009	7/31/2009	During Period*

Actual
Class A	$1,000.00	$1,000.32	$3.92
Class B	$1,000.00	$1,000.25	$3.92
Class C	$1,000.00	$1,000.25	$3.97
Class S	$1,000.00	$1,000.25	$3.92
Class I	$1,000.00	$1,001.08	$3.08
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.88	$3.96
Class B	$1,000.00	$1,020.88	$3.96
Class C	$1,000.00	$1,020.83	$4.01
Class S	$1,000.00	$1,020.88	$3.96
Class I	$1,000.00	$1,021.72	$3.11

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A, 0.79% for Class B, 0.80% for Class C, 0.79% for Class S and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.97%[2]	4.50%	4.36%	2.56%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$1,359	$1,951	$2,662	$2,886	$2,803	$3,027
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[3]	0.87%	0.89%	0.89%	0.89%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.97%[3]	0.90%	0.92%	0.92%	0.92%	1.00%
Net investment income (loss)	(0.07)%[3]	2.00%	4.42%	4.28%	2.52%	0.60%

1	Amount represents less than $0.005 per share.
2

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.02%	1.29%[3]	3.78%	3.64%	1.84%	0.21%

Ratios and supplemental data
Net assets, end of period (millions)	$66	$73	$27	$25	$33	$46
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[4]	1.50%	1.59%	1.59%	1.59%	1.38%
Expenses excluding waivers/reimbursements and expense reductions	1.67%[4]	1.60%	1.62%	1.62%	1.62%	1.70%
Net investment income (loss)	(0.09)%[4]	1.11%	3.71%	3.56%	1.77%	0.18%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.02%	1.29%[3]	3.78%	3.64%	1.84%	0.21%

Ratios and supplemental data
Net assets, end of period (millions)	$41	$56	$17	$10	$9	$16
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%[4]	1.50%	1.59%	1.59%	1.59%	1.37%
Expenses excluding waivers/reimbursements and expense reductions	1.67%[4]	1.60%	1.62%	1.62%	1.62%	1.71%
Net investment income (loss)	(0.08)%[4]	1.07%	3.69%	3.62%	1.70%	0.15%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.67%[2]	4.19%	4.05%	2.25%	0.41%

Ratios and supplemental data
Net assets, end of period (millions)	$2,854	$3,131	$3,747	$1,776	$2,421	$2,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[3]	1.16%	1.19%	1.19%	1.19%	1.20%
Expenses excluding waivers/reimbursements and expense reductions	1.27%[3]	1.20%	1.22%	1.22%	1.22%	1.30%
Net investment income (loss)	(0.09)%[3]	1.68%	4.05%	3.96%	2.22%	0.39%

1	Amount represents less than $0.005 per share.
2

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.11%	2.27%[2]	4.81%	4.67%	2.86%	0.97%

Ratios and supplemental data
Net assets, end of period (millions)	$631	$759	$1,005	$1,334	$1,190	$1,531
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%[3]	0.57%	0.59%	0.59%	0.59%	0.65%
Expenses excluding waivers/reimbursements and expense reductions	0.67%[3]	0.60%	0.62%	0.62%	0.62%	0.70%
Net investment income (loss)	0.08%[3]	2.28%	4.71%	4.57%	2.80%	0.94%

1	Amount represents less than $0.005 per share.
2

On September 19, 2008, the Fund entered into a support agreement with an affiliate of its investment advisor to support the value of certain investments held by the Fund. If the Fund had not entered into the support agreement during the period, the total return would have been lower.

3	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 1.4%
Bank of Montreal, 0.23%, 08/21/2009 (cost $70,000,000)	$70,000,000	$70,000,000

COMMERCIAL PAPER 82.5%
Asset-Backed 44.2%
Amstel Funding Corp.:
1.00%, 08/03/2009	30,000,000	30,000,000
1.90%, 08/12/2009	70,000,000	69,966,750
Amsterdam Funding Corp., 0.35%, 08/24/2009	25,000,000	24,994,896
Antalis U.S. Funding Corp.:
0.30%, 08/03/2009	15,000,000	15,000,000
0.33%, 08/03/2009	50,000,000	50,000,000
Atlantic Asset Securitization Corp., 0.17%, 08/03/2009	70,000,000	70,000,000
Cafco, LLC, 0.40%, 08/20/2009	75,000,000	74,985,833
Cancara Asset Securitization, LLC, 0.84%, 08/13/2009	75,000,000	74,982,500
Charta, LLC:
0.38%, 08/21/2009	50,000,000	49,990,500
0.40%, 09/15/2009	25,000,000	24,988,056
Ciesco, LLC:
0.39%, 10/05/2009	35,000,000	34,976,112
0.44%, 08/17/2009	25,000,000	24,995,722
Clipper Receivables Co.:
0.17%, 08/03/2009	50,000,000	50,000,000
0.22%, 08/19/2009	50,000,000	49,995,111
Concord Minutemen Capital Co., LLC, 0.50%, 08/03/2009	75,000,000	75,000,000
Crown Point Capital Co., 0.55%, 08/06/2009	74,000,000	73,996,608
Ebbets Funding, LLC:
0.40%, 08/03/2009	20,000,000	20,000,000
0.80%, 10/09/2009	70,000,000	69,895,778
Enterprise Funding, LLC, 0.28%, 08/11/2009	50,000,000	49,996,889
Erasmus Capital Corp., 0.32%, 08/06/2009	30,000,000	29,999,200
Gemini Securitization Corp., 0.20%, 08/03/2009	90,000,000	90,000,000
Gotham Funding Corp., 0.33%, 09/22/2009	15,000,000	14,993,125
Govco, LLC:
0.37%, 10/13/2009	35,000,000	34,974,460
0.40%, 09/15/2009	25,000,000	24,988,056
Grampian Funding, LLC:
0.40%, 08/03/2009	30,000,000	30,000,000
0.63%, 10/08/2009	70,000,000	69,919,150
Intesa Funding, LLC:
0.16%, 08/03/2009	25,000,000	25,000,000
0.23%, 08/24/2009	75,000,000	74,989,937
Lexington Parker Capital Co., LLC, 0.55%, 08/12/2009	70,000,000	69,990,375
LMA SA, 0.32%, 09/15/2009	45,000,000	44,982,800
Manhattan Asset Funding Co., 0.35%, 08/03/2009	25,000,000	25,000,000
Mont Blanc Capital Corp., 0.20%, 08/03/2009	45,000,000	45,000,000
Nationwide Building Society, 0.48%, 10/09/2009	70,000,000	69,937,467
Nieuw Amsterdam Receivables Co., 0.20%, 08/03/2009	40,000,000	40,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Old Line Funding Co., LLC, 0.15%, 08/03/2009	$84,440,000	$84,440,000
Park Avenue Receivables Corp., 0.32%, 08/19/2009	65,000,000	64,990,756
Rheingold Securitisation, Ltd., 0.27%, 08/03/2009	50,000,000	50,000,000
Scaldis Capital, LLC:
0.38%, 08/17/2009	50,000,000	49,992,611
0.38%, 08/18/2009	20,000,000	19,996,833
Starbird Funding Corp., 0.19%, 08/03/2009	50,000,000	50,000,000
Straight A Funding, LLC:
0.30%, 09/03/2009	30,193,000	30,185,200
0.34%, 08/25/2009	25,000,000	24,994,806
Surrey Funding Corp., 0.40%, 09/08/2009	30,000,000	29,988,000
Tasman Funding, Inc., 1.10%, 08/24/2009	50,000,000	49,967,917
Thames Asset Global Securization, Inc., 0.28%, 08/18/2009	30,000,000	29,996,500
Versailles CDS, LLC, 0.35%, 08/07/2009	40,000,000	39,998,444
Windmill Funding Corp., 0.36%, 10/14/2009	40,000,000	39,971,200

		2,188,061,592

Capital Markets 0.7%
Nordea Investment Management North America, Inc., 0.25%, 08/04/2009	35,000,000	34,999,757

Commercial Banks 30.2%
Abbey National plc:
0.17%, 08/12/2009	20,000,000	19,999,150
0.21%, 08/03/2009	50,000,000	50,000,000
ABN AMRO Holding NV, 0.28%, 08/24/2009	50,000,000	49,991,833
Allied Irish Banks plc, 0.48%, 08/07/2009	75,000,000	74,996,000
Banco Bilbao Vicaya, 0.29%, 08/24/2009	50,000,000	49,991,250
Bank of Nova Scotia, 0.21%, 08/03/2009	75,000,000	75,000,000
Barclays U.S. Funding, LLC, 0.33%, 10/26/2009	70,000,000	69,946,100
BNP Paribas SA:
0.23%, 08/03/2009	45,000,000	45,000,000
1.00%, 09/01/2009	30,000,000	29,975,833
Calyon:
0.30%, 08/17/2009	45,000,000	44,994,750
0.38%, 08/17/2009	30,000,000	29,995,567
Commonwealth Bank of Australia, 0.34%, 09/30/2009	75,000,000	74,958,917
Danske Corp., 0.27%, 08/25/2009	70,000,000	69,988,450
Dexia Delaware, LLC:
0.17%, 08/03/2009	25,000,000	25,000,000
0.30%, 08/28/2009	70,000,000	69,985,417
DnB NOR Bank ASA, 0.25%, 08/10/2009	70,000,000	69,996,597
Fortis Funding, LLC, 0.30%, 08/06/2009	70,000,000	69,998,250
Irish Permanent Treasury:
0.55%, 08/06/2009	45,000,000	44,997,937
0.55%, 08/07/2009	20,000,000	19,998,778
0.60%, 08/03/2009	30,000,000	30,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Lloyds Bank plc, 0.67%, 08/18/2009	$75,000,000	$74,979,062
Natixis, 0.21%, 08/03/2009	95,000,000	95,000,000
Rabobank USA Financial Corp., 0.59%, 11/18/2009	65,000,000	64,886,015
Societe Generale, 0.24%, 08/19/2009	50,000,000	49,994,667
Swedbank AB:
0.54%, 12/11/2009	25,000,000	24,951,250
0.82%, 02/12/2010	75,000,000	74,670,292
Unicredit Delaware, Inc., 0.70%, 10/29/2009	70,000,000	69,881,583
Westpac Banking Corp., 0.33%, 10/09/2009	25,000,000	24,984,646

		1,494,162,344

Diversified Financial Services 7.4%
Eksportfinans ASA:
0.28%, 08/24/2009	72,000,000	71,988,240
0.34%, 10/09/2009	20,000,000	19,987,344
ING (U.S.) Funding, LLC:
0.59%, 08/03/2009	45,000,000	45,000,000
0.60%, 08/06/2009	30,000,000	29,998,500
JPMorgan Chase & Co., 0.15%, 08/03/2009	75,000,000	75,000,000
KBC Financial Products USA, Inc., 0.51%, 08/04/2009	25,000,000	24,999,646
UBS AG:
0.19%, 08/03/2009	30,000,000	30,000,000
0.26%, 08/10/2009	70,000,000	69,996,461

		366,970,191

Total Commercial Paper (cost $4,084,193,884)		4,084,193,884

CORPORATE BONDS 1.8%
Consumer Finance 1.8%

American Honda Finance Corp., FRN, 0.81%, 08/26/2009 144A (cost $90,000,000)	90,000,000	90,000,000

FUNDING AGREEMENTS 2.7%
Transamerica Occidental Funding Agreement, 0.75%, 08/03/2009 + (cost $135,000,000)	135,000,000	135,000,000

MASTER NOTE 1.5%
Bank of America Corp., 0.49%, 08/03/2009 (cost $75,000,000)	75,000,000	75,000,000

MUNICIPAL OBLIGATIONS 0.2%
Industrial Development Revenue 0.2%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 0.60%, VRDN, (LOC: Bank of America Corp.) (cost $7,200,000)	7,200,000	7,200,000

TIME DEPOSITS 2.0%
Bank of Ireland:
0.24%, 08/03/2009	25,000,000	25,000,000
0.40%, 08/05/2009	75,000,000	75,000,000

Total Time Deposits (cost $100,000,000)		100,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.6%
FHLB, FRN, 0.20%, 08/23/2009	$100,000,000	$99,957,031
FHLMC, FRN:
0.26%, 08/18/2009	25,000,000	25,000,000
0.67%, 10/30/2009	50,000,000	50,000,000
FNMA, FRN, 0.41%, 08/03/2009	150,000,000	149,998,730

Total U.S. Government & Agency Obligations (cost $324,955,761)		324,955,761

REPURCHASE AGREEMENTS ^^ 1.3%
Deutsche Bank AG, 0.12%, dated 7/31/2009, maturing 8/3/2009, maturity value $54,225,988	54,225,446	54,225,446
Deutsche Bank AG, 0.27%, dated 7/31/2009, maturing 8/3/2009, maturity value $10,000,225	10,000,000	10,000,000

Total Repurchase Agreements (cost $64,225,446)		64,225,446

Total Investments (cost $4,950,575,091) 100.0%		4,950,575,091
Other Assets and Liabilities 0.0%		329,459

Net Assets 100.0%		$4,950,904,550

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
^^

Collateralized by: $10,000,000 Rhein Main Security, 0.00%, 8/17/2009, value is $9,997,150; $400,000 Giro Balance Funding, 0.00%, 8/05/2009, value is $399,965; $103,000 Autobahn Funding Co., 0.00%, 8/7/2009, value is $102,987; $56,665,200 U.S. Treasury Bond, 4.25%, 5/15/2039, value including accrued interest is $55,309,919. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2009.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percentage of total investments by maturity as of July 31, 2009:

2-7 days	44.4%
8-60 days	39.6%
61-120 days	14.0%
121-240 days	2.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$4,950,575,091
Cash	29,835
Receivable for Fund shares sold	84,703
Interest receivable	396,693
Receivable from investment advisor	1,687,079
Prepaid expenses and other assets	464,660

Total assets	4,953,238,061

Liabilities
Dividends payable	29,735
Payable for Fund shares redeemed	1,245,916
Due to related parties	432,556
Trustees’ fees and expenses payable	431,868
Accrued expenses and other liabilities	193,436

Total liabilities	2,333,511

Net assets	$4,950,904,550

Net assets represented by
Paid-in capital	$4,951,777,959
Overdistributed net investment loss	(3,491,894)
Accumulated net realized gains on investments	2,618,485

Total net assets	$4,950,904,550

Net assets consists of
Class A	$1,358,990,408
Class B	65,820,559
Class C	41,252,500
Class S	2,853,882,335
Class I	630,958,748

Total net assets	$4,950,904,550

Shares outstanding (unlimited number of shares authorized)
Class A	1,354,292,392
Class B	65,592,151
Class C	41,101,019
Class S	2,844,715,123
Class I	628,770,609

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$18,139,113
Income from affiliated issuers	927,401

Total investment income	19,066,514

Expenses
Advisory fee	10,729,617
Distribution Plan expenses
Class A	2,403,534
Class B	367,427
Class C	250,836
Class S	8,806,203
Administrative services fee	1,612,354
Transfer agent fees	3,184,987
Trustees’ fees and expenses	33,270
Printing and postage expenses	177,100
Custodian and accounting fees	594,227
Registration and filing fees	40,383
Professional fees	165,747
Temporary guarantee program fees	1,433,703
Other	30,002

Total expenses	29,829,390
Less: Expense reductions	(815)
Fee waivers and expense reimbursements	(9,193,148)

Net expenses	20,635,427

Net investment loss	(1,568,913)

Net realized losses on securities in unaffiliated issuers	(3,242,055)

Net decrease in net assets resulting from operations	$(4,810,968)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2009		Year Ended
	(unaudited)		January 31, 2009

Operations
Net investment income (loss)		$(1,568,913)		$126,467,880
Net realized gains or losses on investments		(3,242,055)		29,520,216

Net increase (decrease) in net assets resulting from operations		(4,810,968)		155,988,096

Distributions to shareholders from
Net investment income
Class A		(520,174)		(46,914,615)
Class B		(18,278)		(473,785)
Class C		(12,525)		(352,930)
Class S		(734,017)		(59,530,134)
Class I		(784,019)		(19,192,152)

Total distributions to shareholders		(2,069,013)		(126,463,616)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,850,491,095	2,850,491,095	9,693,108,253	9,693,108,253
Class B	15,776,899	15,776,899	76,314,609	76,314,609
Class C	15,820,542	15,820,542	78,740,168	78,740,168
Class S	11,996,347,895	11,996,347,895	35,556,071,099	35,556,071,099
Class I	1,014,765,795	1,014,765,795	2,718,082,353	2,718,082,353

		15,893,202,226		48,122,316,482

Net asset value of shares issued in reinvestment of distributions
Class A	492,782	492,782	40,778,493	40,778,493
Class B	16,674	16,674	415,547	415,547
Class C	11,166	11,166	305,664	305,664
Class S	734,017	734,017	59,530,134	59,530,134
Class I	72,654	72,654	2,058,517	2,058,517

		1,327,293		103,088,355

Automatic conversion of Class B shares to Class A shares
Class A	2,762,624	2,762,624	4,017,892	4,017,892
Class B	(2,762,624)	(2,762,624)	(4,017,892)	(4,017,892)

		0		0

Payment for shares redeemed
Class A	(3,441,456,898)	(3,441,456,898)	(10,458,993,971)	(10,458,993,971)
Class B	(20,428,423)	(20,428,423)	(26,576,226)	(26,576,226)
Class C	(30,999,474)	(30,999,474)	(39,903,952)	(39,903,952)
Class S	(12,270,414,245)	(12,270,414,245)	(36,247,393,044)	(36,247,393,044)
Class I	(1,143,679,254)	(1,143,679,254)	(2,969,345,100)	(2,969,345,100)

		(16,906,978,294)		(49,742,212,293)

Net decrease in net assets resulting from capital share transactions		(1,012,448,775)		(1,516,807,456)

Total decrease in net assets		(1,019,328,756)		(1,487,282,976)
Net assets
Beginning of period		5,970,233,306		7,457,516,282

End of period		$4,950,904,550		$5,970,233,306

Undistributed (overdistributed) net investment income (loss)		$(3,491,894)		$146,032

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S and Class I shares. Class A, Class S and Class I shares are offered at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

As of the close of business on June 30, 2009, Class B shares of the Fund have been closed to new accounts and additional purchases by existing shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 22, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% declining to 0.39% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $1,315,978. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A, Class B, Class C and Class S shares in the amounts of $1,053,065, $304,481, $205,194 and $6,314,430, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares and up to 1.00% of the average daily net assets for each of Class B and Class C. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the six months ended July 31, 2009, EIS received $180,101 and $4,190 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Corporate debt securities	$0	$4,249,193,884	$0	$4,249,193,884
Debt securities issued by states in the U.S. and its political subdivisions	0	7,200,000	0	7,200,000
Debt securities issued by U.S. Treasury and U.S. government agencies	0	324,955,761	0	324,955,761
Repurchase agreements	0	64,225,446	0	64,225,446
Other	0	305,000,000	0	305,000,000

	$0	$4,950,575,091	$0	$4,950,575,091

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567601 rv6 09/2009

Evergreen Municipal Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
33	STATEMENT OF ASSETS AND LIABILITIES
34	STATEMENT OF OPERATIONS
35	STATEMENTS OF CHANGES IN NET ASSETS
36	NOTES TO FINANCIAL STATEMENTS
44	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Municipal Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

Class inception date	Class A 1/5/1995	Class S 6/30/2000	Class I 11/2/1988

Nasdaq symbol	EXAXX	N/A	EVTXX

6-month return	0.07%	0.02%	0.19%

Average annual return

1-year	0.91%	0.72%	1.18%

5-year	1.96%	1.68%	2.26%

10-year	1.88%	1.65%	2.19%

7-day annualized yield	0.05%	0.05%	0.08%

30-day annualized yield	0.05%	0.05%	0.06%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,000.75	$3.72
Class S	$1,000.00	$1,000.25	$4.17
Class I	$1,000.00	$1,001.94	$2.48
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.08	$3.76
Class S	$1,000.00	$1,020.63	$4.21
Class I	$1,000.00	$1,022.32	$2.51

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 0.84% for Class S and 0.50% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	1.63%	2.97%	2.80%	1.87%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$230	$330	$392	$401	$482	$763
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%[2]	0.81%	0.82%	0.83%	0.82%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[2]	0.84%	0.85%	0.86%	0.86%	0.87%
Net investment income (loss)	0.16%[2]	1.58%	2.92%	2.75%	1.78%	0.65%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.34%	2.67%	2.50%	1.57%	0.38%

Ratios and supplemental data
Net assets, end of period (millions)	$3,764	$2,486	$1,732	$337	$315	$319
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%[2]	1.11%	1.12%	1.13%	1.12%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.14%[2]	1.15%	1.15%	1.16%	1.16%	1.17%
Net investment income (loss)	0.05%[2]	1.29%	2.50%	2.46%	1.54%	0.34%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.19%	1.94%	3.28%	3.11%	2.18%	0.98%

Ratios and supplemental data
Net assets, end of period (millions)	$231	$266	$364	$375	$422	$492
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.50%[2]	0.51%	0.52%	0.53%	0.52%	0.52%
Expenses excluding waivers/reimbursements and expense reductions	0.54%[2]	0.54%	0.55%	0.56%	0.56%	0.56%
Net investment income (loss)	0.40%[2]	1.88%	3.22%	3.06%	2.12%	0.96%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 3.0%
Chicago, IL O’Hare Intl. Arpt. RB, Deutsche Bank Spears Trust, Ser. 2005-A, 0.36%, VRDN, (SPA: Deutsche Bank AG)	$2,210,000	$2,210,000
Cleveland, OH Arpt. Sys. RB, Ser. 2009-A, 0.40%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Columbus, OH Regl. Arpt. Auth. RB, Ohio Muni. Pooled Fing. Program, Ser. 2004-A, 0.36%, VRDN, (LOC: U.S. Bank NA)	3,820,000	3,820,000
Fairhope, AL Arpt. Auth. Impt. RB, Ser. 2007, 1.00%, VRDN, (LOC: Allied Irish Banks plc)	8,845,000	8,845,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 0.54%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 0.54%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., PUTTER, Ser. 2008-A, 0.66%, VRDN, (LOC: JPMorgan Chase & Co.)	8,645,000	8,645,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008-C-6, 1.10%, VRDN, (SPA: Dexia SA)	11,000,000	11,000,000
Los Angeles, CA Arpt. RB, PUTTER, Ser. 2000-A, 0.44%, VRDN	8,000,000	8,000,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A, 0.29%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,000,000	1,000,000
Metropolitan Nashville, TN Arpt. Auth. RRB, Tennessee Passenger Facs. Charge, Ser. 2003, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	3,280,000	3,280,000
Portland, OR Arpt. RRB, Portland Intl. Arpt., Ser. 18-B, 0.38%, VRDN, (LOC: Lloyds TSB Bank plc)	44,725,000	44,725,000
San Francisco, CA City & Cnty. Arpt. Commision RRB, Ser.36-C, 0.70%, VRDN, (Insd. by FSA & SPA: Dexia SA)	18,145,000	18,145,000

		126,070,000

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj.:
Ser. 2007-A, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	14,755,000	14,755,000
Ser. 2007-B, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	2,000,000	2,000,000
Chester Cnty., PA Hlth. & Ed. Facs. Auth. RB, Tel Hai Retirement Cmnty. Proj., Ser. 2009, 0.46%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,790,000	6,790,000
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Residential Care Facs. RB, Lucy Corr Village, Ser. 2008-B, 0.37%, VRDN, (LOC: BB&T Corp.)	2,710,000	2,710,000
Erie Cnty., PA Hosp. Auth. Hlth. Facs. RB, St. Mary’s Home Erie Proj., Ser. 2008-B, 0.39%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Hamilton Cnty., OH Hlth. Care RB, Life Enriching Cmnty. Proj., Ser. 2006-B, 0.37%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,000,000	1,000,000
Henrico Cnty., VA EDA Residential Care Facs. RB, Westminster-Cantebury Richmond, Ser. 2008, 0.37%, VRDN, (LOC: BB&T Corp.)	3,200,000	3,200,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement Cmntys., Ser. B, 0.32%, VRDN, (Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	6,700,000	6,700,000
Pennsylvania Horizon Hosp. Sys. Auth. Senior Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.46%, VRDN, (LOC: M&T Trust Co.)	9,000,000	9,000,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Assisted Living Northern River Proj., Ser. 1999, 0.51%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,800,000	8,800,000
Valparaiso, IN Econ. Dev. RB, Pines Village Retirement Cmnty. Proj., Ser. 2008, 0.44%, VRDN, (LOC: Bank of America Corp.)	10,595,000	10,595,000

		67,650,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 7.5%
Alachua Cnty., FL IDRB, Oak Hall Private Sch., Inc., Ser. 2007, 1.90%, VRDN, (LOC: SunTrust Banks, Inc.)	$3,000,000	$3,000,000
Albemarle Cnty., VA EDA Edl. Facs. RB, Annes Belfield, Inc., Ser. 2008, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000
Arizona State Univ. Board of Regents RB, Ser. 2008-B, 0.22%, VRDN, (SPA: Lloyds TSB Bank plc)	14,600,000	14,600,000
Baltimore Cnty., MD RB, Maryvale Prep Sch. Facs. Proj., Ser. 2005-A, 0.46%, VRDN, (LOC: M&T Bank & Trust Co.)	2,875,000	2,875,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.35%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,090,000	5,090,000
Chattanooga, TN Hlth. & Edl. Facs. Board RB, McCallie Sch. Proj., Ser. 1998, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	6,670,000	6,670,000
Clay Cnty., FL Dev. Auth. Edl. Facs. RB, St. John’s Country Day Sch. Proj., Ser. 2002, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	3,535,000	3,535,000
Colorado Edl. & Cultural Facs. Auth. RB, Vail Valley Foundation Proj., Ser. 2007, 0.34%, VRDN, (LOC: U.S. Bancorp)	5,885,000	5,885,000
Conroe, TX Independent Sch. Dist. Unlimited Tax Bldg. RRB, PUTTER, Ser. 2487, 0.36%, VRDN, (LOC: JPMorgan Chase & Co.)	2,250,000	2,250,000
Delaware EDA RB, Catholic Diocese Wilimington, Inc., Ser. 2002, 0.81%, VRDN, (LOC: Allied Irish Banks plc)	11,000,000	11,000,000
District of Columbia RB, Wesley Theological Seminary Issue, Ser. 2008-A, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.46%, VRDN, (LOC: M&T Bank Corp.)	14,450,000	14,450,000
Fauquier Cnty., VA IDA RB:
Highland Sch. Proj., Ser. 2008, 0.37%, VRDN, (LOC: Branch Banking & Trust Co.)	4,250,000	4,250,000
Wakefield Sch., Inc., Ser. 2008, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	35,000	35,000
Fulton Cnty., GA Dev. Auth. RB:
The Lovett Sch. Proj., Ser. 2008, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.) ..	12,500,000	12,500,000
Woodward Academy, Inc. Proj., Ser. 2002, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	6,400,000	6,400,000
Illinois Dev. Fin. Auth. RB, Glenwood School for Boys, Ser. 1998, 0.38%, VRDN, (LOC: Harris NA)	550,000	550,000
Iowa Higher Edl. Loan Auth. Private College Facs. RB, Graceland Univ. Proj., Ser. 2003, 0.40%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. RB, Webb Sch. of Knoxville Proj., Ser. 1999, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	10,280,000	10,280,000
Maine Fin. Auth. RB, Kents Hill Sch. Proj., Ser. 2006, 0.48%, VRDN, (LOC: Allied Irish Banks plc)	4,775,000	4,775,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Friends Sch. of Baltimore, Ser. 2004, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,605,000	2,605,000
Villa Julie College, Ser. 2005, 0.37%, VRDN, (LOC: Bank of America Corp.)	1,585,000	1,585,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. U-6C, 0.30%, VRDN, (SPA: Allied Irish Banks plc)	$9,700,000	$9,700,000
Worcester Academy Proj., Ser. 2008, 0.45%, VRDN, (SPA: Allied Irish Banks plc)	1,250,000	1,250,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RB:
Belmont Univ. Proj.:
Ser. 2002-A, 1.95%, VRDN, (LOC: SunTrust Banks, Inc.)	2,320,000	2,320,000
Ser. 2005, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	1,545,000	1,545,000
Ensworth Sch. Proj., Ser. 2002, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	7,540,000	7,540,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RRB, Trevecca Nazarene Univ. Proj., Ser. 2003, 1.95%, VRDN, (LOC: SunTrust Banks, Inc.)	4,250,000	4,250,000
Miami-Dade Cnty., FL Edl. Facs. RB, Carlos Albizu Univ. Proj., Ser. 2000, 0.45%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000
Miami-Dade Cnty., FL IDA RB, Carrollton Sch. Proj., Ser. 1999, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	4,225,000	4,225,000
Mississippi Business Fin. Corp. RB, St. Andrew Episcopal Day Sch. Proj., Ser. 2003, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	3,260,000	3,260,000
Montgomery Cnty., MD EDRB, Sandy Spring Friends Sch. Facs., Ser. 2004, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	3,000,000	3,000,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, William Penn Charter Sch., Ser. 2001, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	4,500,000	4,500,000
Montgomery Cnty., PA IDA RB, LaSalle College High Sch., Ser. 2007-A, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
New York Dorm. Auth. RB, NY Law Sch. Proj., Ser. 2009, 0.25%, VRDN, (LOC: TD Bank NA)	4,500,000	4,500,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 0.36%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB:
Charlotte Country Day Sch. Proj., Ser. 2008, 0.40%, VRDN, (LOC: Bank of America Corp.)	9,440,000	9,440,000
Greensboro College Proj., Ser. 2003, 0.40%, VRDN, (LOC: Bank of America Corp.)	7,045,000	7,045,000
Guilford College Proj., Ser. 2008, 0.37%, VRDN, (LOC: BB&T Co.)	3,755,000	3,755,000
High Point Univ. Proj., Ser. 2008, 0.37%, VRDN, (LOC: BB&T Co.)	4,000,000	4,000,000
Ohio Higher Edl. Facs. Commission RB, Kenyon College Proj., Ser. 1999, 0.33%, VRDN, (LOC: Northern Trust Co.)	3,000,000	3,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program:
Keystone College Proj., Ser. 2002, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,800,000	1,800,000
Univ. of Scranton Proj., Ser. 1999-E3, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,600,000	2,600,000
Pima Cnty., AZ IDA Charter Sch. RB, Delaware Military Academy Proj., Ser. 2008, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
Ser. 2003, 0.37%, VRDN, (LOC: Branch Bank & Trust Co.)	$11,045,000	$11,045,000
Ser. 2006-A, 0.37%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Red River, TX Ed. Fin. Corp. RB:
Parish Day Sch. Proj., Ser. 2001-A, 0.48%, VRDN, (LOC: Allied Irish Banks plc)	15,740,000	15,740,000
Parish Episcopal Sch. Proj., Ser. 2004, 0.48%, VRDN, (LOC: Allied Irish Banks plc)	4,765,000	4,765,000
Savannah, GA EDA RB, Calvary Day Sch. Proj., Ser. 2006, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	6,300,000	6,300,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Southern College of Optometry Proj., Ser. 2001, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	4,900,000	4,900,000
South Carolina Edl. Facs. Auth. RB, Newbury College, Ser. 2008, 0.37%,VRDN, (LOC: BB&T Co.)	2,500,000	2,500,000
Tulsa, OK IDA RB, Univ. of Tulsa, Ser. 1996-A, 0.36%, VRDN, (SPA: Societe Generale SA)	4,390,000	4,390,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 1.42%, VRDN, (LOC: MBIA)	8,000,000	8,000,000
University of Pittsburgh Cmnwlth. Sys. Higher Ed. RB, Ser. B, 0.25%, 08/12/2009, (Gtd. by University of Pittsburgh)	3,750,000	3,750,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 0.42%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
University of Texas Board of Regulatory Fin. Sys. RB, PUTTER, Ser. 2775, 0.34%, VRDN, (LOC: JPMorgan Chase & Co.)	5,105,000	5,105,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 0.45%,VRDN, (LOC: Bank of America Corp.)	1,940,000	1,940,000

		316,420,000

ELECTRIC REVENUE 0.4%
Escambia Cnty., FL Solid Waste Disposal Sys. RB, Gulf Power Co. Proj., Ser. 2009, 0.40%, VRDN, (Gtd. by Gulf Power Co.)	4,750,000	4,750,000
Omaha, NE Pub. Power Dist. Separate Elec. Sys. RB, Eclipse Funding Trust, Ser. 2005-A, 0.31%, VRDN, (LOC: U.S. Bank NA)	12,600,000	12,600,000

		17,350,000

GENERAL OBLIGATION – LOCAL 6.1%
Beaumont, TX Independent Sch. Dist. Bldg. GO, Ser. 2008, 0.36%, VRDN, (SPA: Deutsche Bank AG)	6,690,000	6,690,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Ser. E-5-B, 0.37%, VRDN, (LOC: Branch Banking Trust & Co.)	4,820,000	4,820,000
Chicago, IL Ed. Board Unlimited Tax GO, Ser. 2009-D, 1.00%, 12/01/2009	4,340,000	4,348,568
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 0.36%, VRDN, (SPA: Societe Generale SA)	7,305,000	7,305,000
Ser. 56, 0.36%, VRDN, (SPA: Societe Generale SA)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.29%, VRDN, (LOC: U.S. Bank NA)	6,305,000	6,308,380
Cook Cnty., IL GO, Ser. 559, 0.56%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Del Valle, TX GO, Independent Sch. Dist. Bldg., PUTTER, Ser. 1946, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	$2,985,000	$2,985,000
District of Columbia Refunding GO, Ser. 2008-A, 0.55%, VRDN, (LOC: Allied Irish Banks plc)	4,285,000	4,285,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27, 0.37%, VRDN, (LOC: U.S. Bank NA)	15,200,000	15,200,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 0.66%, VRDN, (Insd. by FGIC)	2,750,000	2,750,000
Frisco, TX GO, Independent Sch. Dist., PUTTER, Ser. 2687, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	5,010,000	5,010,000
Harvest Junction, CO Metro Dist. GO, Ser. 2006, 0.40%, VRDN, (LOC: U.S. Bank NA)	3,500,000	3,500,000
Indianapolis, IN Pub. Impt. GO, Ser. 2009-B, 0.78%, 01/10/2010, (LOC: Bank of New York Mellon Corp.)	14,000,000	14,000,000
Katy, TX GO, Independent Sch. Dist., Ser. 2000, 0.29%, VRDN, (LOC: Bank of America Corp.)	7,130,000	7,130,000
Lamar, TX Independent Sch. Dist. Construction Refunding GO, Ser. 2008, 0.36%, VRDN, (SPA: Deutsche Bank AG)	6,500,000	6,500,000
Longview, TX GO, Independent Sch. Dist., PUTTER, Ser. 3059, 0.36%, VRDN, (LOC: JPMorgan Chase & Co.)	2,295,000	2,295,000
Lovejoy, TX Independent Sch. Dist. Bldg. GO, Deutsche Bank Spreas Trust, Ser. 2008, 0.36%, VRDN, (SPA: Deutsche Bank AG)	3,270,000	3,270,000
Lower Merion, PA Sch. Dist. GO, Ser. 2009-A, 0.29%, VRDN, (LOC: State Street Corp.)	8,165,000	8,165,000
Meridian Ranch, CO Metro. Dist. GO, Ser. 2009, 0.41%, VRDN, (LOC: U.S. Bank NA)	4,270,000	4,270,000
New York, NY GO:
Fiscal Year 1994, Ser. B-2, 0.24%, VRDN, (LOC: JPMorgan Chase & Co.)	7,500,000	7,500,000
Ser. 2008-L-3, 0.33%, VRDN, (LOC: Bank of America Corp.)	36,575,000	36,575,000
Northside, TX GO, Independent Sch. Dist., Ser. 2003, 0.36%, VRDN, (LOC: JPMorgan Chase & Co.)	6,325,000	6,325,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	44,965,000	45,084,029
Schaumburg, IL GO, ROC-RR-II-R-11698, 0.41%, VRDN, (LOC: BHAC)	5,600,000	5,600,000
Secaucus, NJ GO TAN, 1.75%, 02/19/2010	10,000,000	10,056,650
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt., Ser. B-2, 0.42%, VRDN, (LOC: Allied Irish Banks plc)	18,730,000	18,730,000
Spring, TX Independent Sch. Dist. Refunding GO, Deutsche Bank Spears Trust, Ser. 2008-A, 0.36%, VRDN, (SPA: Deutsche Bank AG)	3,820,000	3,820,000
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 0.29%, VRDN, (Liq.: U.S. Bank NA)	8,455,000	8,476,203

		256,933,830

GENERAL OBLIGATION – STATE 1.3%
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	11,500,000	11,500,000
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000, 0.60%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Massachusetts Muni. Securitization Trust Receipts GO, Class A:
0.34%, VRDN, (SPA: Dexia SA)	$4,250,000	$4,250,000
0.34%, VRDN, (LOC: Societe Generale SA)	7,625,000	7,625,000
Washington GO:
Austin Trust Variable Cert., Ser. 2007-A, 1.01%, VRDN, (LOC: Bank of America Corp.)	4,640,000	4,640,000
PUTTER, Ser. 2640, 0.34%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000
Ser. 2005-C, 0.37%, VRDN, (SPA: Deutsche Bank AG)	5,630,000	5,630,000

		53,840,000

HOSPITAL 13.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. 2007D, 0.37%, VRDN, (Liq.: Merrill Lynch & Co.)	9,640,000	9,640,000
Ser. 2008, 0.46%, VRDN, (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Arizona Hlth. Facs. Auth. Hosp. Sys. RRB, Phoenix Children’s Hosp., Ser. 2007, 0.57%, VRDN, (SPA: BNP Paribas SA)	12,415,000	12,415,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2008A-1, 0.46%, VRDN, (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Ascension Htlh., Ser. 2006-C, 0.36%, VRDN, (Liq.: Morgan Stanley & Co.)	23,625,000	23,625,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., Ser. 2001-B, 1.22%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	19,105,000	19,105,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.28%, VRDN, (LOC: Commerce Bancorp, Inc.)	8,135,000	8,135,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj.:
Ser. 2002-B, 0.35%, VRDN, (LOC: U.S. Bank NA)	5,270,000	5,270,000
Ser. 2009, 0.22%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Yale New Haven Hosp. Proj., Ser. L-2, 0.28%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
Dickson Cnty., TN Indl. Dev. Board RB, Renaissance Learning Ctr. Proj., Ser. 1997, 1.90%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Geisinger Auth. of Pennsylvania RB, Geisinger Hlth. Sys. Foundation, Ser. 2002, 0.27%, VRDN, (SPA: Bank of America Corp.)	8,000,000	8,000,000
Hamilton, IL Mem. Hosp. Dist. RB, Hamilton Mem. Hosp. Dist. Proj., Ser. 2007, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	18,500,000	18,500,000
Harris Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. 2008-D, 0.70%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RB, Adventist Hlth. Sys. Proj., Ser. 2005, 2.25%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.40%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Illinois Dev. Fin. Auth. Indl. RB, Shelby Mem. Hosp., Inc., Ser. 1999-B-1, 0.49%, VRDN, (LOC: Comerica, Inc.)	3,225,000	3,225,000
Illinois Fin. Auth. RB:
Rush Univ. Med. Ctr. Obl. Group, Ser. 2008-A, 0.35%, VRDN, (LOC: Northern Trust Co.)	3,500,000	3,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Fin. Auth. RB:
Southern Illinois Healthcare:
0.40%, VRDN, (LOC: Bank of Nova Scotia)	$9,160,000	$9,160,000
0.46%, VRDN, (LOC: RBC)	10,000,000	10,000,000
Illinois Fin. Auth. RRB, Univ. Chicago Med. Ctr., Ser. 2009-B-2, 0.32%, VRDN, (LOC: Bank of Montreal)	10,000,000	10,000,000
Illinois Hlth. Facs. Auth. RB, Central Dupage Hlth., Ser. 2000-C, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	41,845,000	41,845,000
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1, 0.25%, VRDN	21,000,000	21,000,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 0.26%, VRDN, (LOC: Branch Bank & Trust Co.)	8,920,000	8,920,000
Indiana Hlth. Facs. Fin. Hosp. Auth. RB, Cmnty. Hosp. Proj., Ser. 2000-B, 0.40%, VRDN, (LOC: Bank of America Corp.)	2,115,000	2,115,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 0.33%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 0.38%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB:
Ashland Hosp. Corp., Ser. B, 0.32%, VRDN, (LOC: Branch Bank & Trust Co.)	15,000,000	15,000,000
Baptist Hlth. Care Sys. Obl. Group, Ser. 2009-B-3, 0.37%, VRDN, (LOC: Branch Banking & Trust Co.)	7,655,000	7,655,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 566, 1.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,315,000	10,315,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 0.70%, VRDN, (LOC: Bank One)	415,000	415,000
Lorain Cnty., OH Hosp. Facs. RRB, Regl. Med. Ctr. Proj., Ser. 2008, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Louisiana Pub. Facs. Auth Hosp. RRB, Francscan Missionaries of Our Lady Hlth. Sys., Ser. 2005, 0.38%, VRDN, (LOC: JPMorgan Chase & Co.)	29,590,000	29,590,000
Lufkin, TX Hlth. Facs. Dev. Corp. Sys. RRB, Memorial Hlth. Sys. of East Texas, Ser. 2005-A, 0.29%, VRDN, (LOC: Allied Irish Banks plc)	24,295,000	24,295,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Anne Arundel Hlth. Sys., Ser. 2009-B, 0.41%, VRDN, (LOC: M&T Trust Co.)	39,000,000	39,000,000
Sheppard Pratt Proj., Ser. 2003-B, 1.85%,VRDN, (LOC: SunTrust Banks, Inc.)	6,405,000	6,405,000
Stella Maris Issue, Ser. 1997, 0.40%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	12,120,000	12,120,000
Univ. of Maryland Med. Sys.:
Ser. 2008-E, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	24,000,000	24,000,000
Ser. 2008-H, 0.41%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,600,000	6,600,000
Miami, FL Hlth. Facs. Auth. RRB, Miami Jewish Home and Hosp. for the Aged, Inc. Proj., Ser. 2005, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,000,000	2,000,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB:
Univ. Hlth. Sys. of Eastern Carolina:
Ser. 2008-B-1, 0.26%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Ser. 2008-B-2, 0.33%, VRDN, (LOC: BB&T Co.)	5,200,000	5,200,000
Wake Forest Univ. Hlth. Sciences, Ser. 2008-C, 0.40%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Cmnty. Hosp. RB, Baptist Hosp. Proj., Ser. 2009-C, 0.33%, VRDN, (LOC: Branch Bank & Trust Co.)	$5,500,000	$5,500,000
Orange Cnty., FL IDA RB, Independent Blood & Tissue Svcs. of Florida, Inc. Proj., Ser. 2002, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	8,545,000	8,545,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., Ser. 2001, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	355,000	355,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. 2005-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. 2002-B, 0.30%, VRDN, (SPA: JPMorgan Chase & Co.)	3,000,000	3,000,000
Pike Cnty., OH Hlth. Care Facs. RB, Traditions Hlth. Care. Obl. Group, Ser. 2007, 0.43%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj., Ser. 2008-B, 0.32%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
South Carolina Jobs EDA Hosp. Facs. RB, Anmed Hlth. Proj., Ser. A, 0.26%, VRDN, (Liq.: Branch Bank & Trust)	3,000,000	3,000,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.42%, VRDN, (LOC: M&T Trust Co.)	25,340,000	25,340,000
South Dakota Hlth. & Edl. Facs. Auth. RB, Sioux Valley Hosp. & Hlth. Sys. Proj., Ser. 2001-C, 0.39%, VRDN, (LOC: U.S. Bank NA)	7,500,000	7,500,000
St. Joseph, MO IDA Hlth. Facs. RB, Heartland Regl. Med. Ctr., Ser. 2009-A, 0.22%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
Thomasville, GA Hosp. Auth. RAN, John D Archbold Mem. Hosp., Inc., Ser. 2003, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	8,100,000	8,100,000
University of Wisconsin Hosp. & Clinics Auth. RRB, Ser. 2009-A, 0.38%, VRDN, (LOC: U.S. Bank NA)	4,870,000	4,870,000
Weslaco, TX Hlth. Facs. Dev. RRB, Knapp Med. Ctr. Proj., Ser. 2008-B, 0.40%, VRDN, (LOC: Compass Bank)	4,730,000	4,730,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, St. Camillus Hlth. Ctr. Proj., Ser. 2005, 0.41%, VRDN, (LOC: U.S. Bank NA)	2,375,000	2,375,000
Wood Cnty., OH Hosp. Facs. RRB, Wood Cnty. Hosp. Assn. Proj., Ser. 2008, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	35,525,000	35,525,000

		579,430,000

HOUSING 25.4%
Alachua Cnty., FL HFA MHRB, Sante Fe Apts. Proj., Ser. 2008, 0.33%, VRDN, (Insd. by FNMA)	8,500,000	8,500,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 0.44%, VRDN, (Insd. by FNMA)	3,765,000	3,765,000
Alaska Hsg. Fin. Corp. RB, Ser. 2002-A, 1.10%, 08/06/2009, (SPA: Dexia SA)	90,645,000	90,645,000
Arlington Cnty., VA IDA MHRRB, Woodbury Park Apts. Proj., Ser. 2005-A, 0.33%, VRDN, (Insd. by FHLMC)	800,000	800,000
Atlanta, GA Urban Residential Fin. Auth. MHRB, Crogman Sch. Apts. Proj., Ser. 2002, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,725,000	4,725,000
Baltimore Cnty., MD RB, Cross Creek Apts. Proj., Ser. 2008, 0.40%, VRDN, (LOC: PNC Financial Services Group, Inc.)	4,465,000	4,465,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRRB, Vista Meadows/Fredricksburg Place Apts. Proj., Ser. 2006, 0.38%, VRDN, (Insd. by FHLMC)	6,435,000	6,435,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Bibb Cnty., GA Dev. Auth. RB, Baptist Vlg. Proj., Ser. 1998, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	$4,085,000	$4,085,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.37%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
California CDA MHRRB, PUTTER, IAC Proj., Ser. 2680, 0.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,900,000	2,900,000
California CDA RB, Pennsylvania Valley Apt. Auth. Proj., Ser. 2001, 0.65%, VRDN, (Insd. by FHLMC)	1,745,000	1,745,000
California HFA Home Mtge. RB:
Ser. 2003-H, 1.05%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	55,470,000	55,470,000
Ser. D, 1.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	14,605,000	14,605,000
Ser. U, 3.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	29,365,000	29,365,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.56%, VRDN, (SPA: State Street Corp.)	1,291,055	1,291,055
Ser. 2004-10, 0.56%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	4,626,000	4,626,000
Ser. 2005-14, 0.56%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	2,648,000	2,648,000
Ser. 2006-06, 0.56%, VRDN, (Liq.: State Street Corp.)	3,078,000	3,078,000
Ser. 2007-19, 0.56%, VRDN, (Liq.: State Street Corp.)	13,950,000	13,950,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996, 0.38%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Denver, CO City & Cnty. MHRRB, Garden Court Cmnty. Proj., Ser. 2008, 0.37%, VRDN, (Liq.: FNMA)	8,150,000	8,150,000
District of Columbia HFA MHRB, Tyler House Trust, Ser. 1995-A, 0.81%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	24,200,000	24,200,000
Durham, NC Hsg. Auth. MRHB, Lakeside Gardens Apts., Ser. 2000, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	6,300,000	6,300,000
Eden Prairie, MN MHRRB, Park At City West Apts. Proj., Ser. 2001, 2.05%, VRDN, (Insd. by FHLMC)	300,000	300,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 0.56%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,110,000	3,110,000
FHLMC MHRB:
Class A Cert., Ser. M021, 0.46%, VRDN, (Gtd. by FHLMC)	34,305,000	34,305,000
Ser. M001, Class A, 0.56%, VRDN, (Insd. by & Liq.: FHLMC)	11,548,706	11,548,706
Ser. MO-19, 0.46%, VRDN, (LOC: FHLMC)	19,332,000	19,332,000
Florida Hsg. Fin. Corp. MHRB, Mariner’s Cay Apts., Ser. 2008-M, 0.33%, VRDN, (Insd. by FNMA)	2,750,000	2,750,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999, 0.44%, VRDN, (Liq.: FHLMC)	9,675,000	9,675,000
Hawaii Hsg. Fin. & Dev. Corp. MHRB, Lokahi Kau, Ser. 2008, 0.34%, VRDN, (Insd. by FHLMC)	5,200,000	5,200,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.33%, VRDN, (Insd. by FNMA)	13,910,000	13,910,000
Illinois Dev. Fin. Auth. Hsg. RB, Crown Court Properties Ltd. Proj., Ser. 2001-A, 0.40%, VRDN, (LOC: U.S. Bank NA)	2,040,000	2,040,000
Illinois Dev. Fin. Auth. Residential Rental RB, Harris Pavilion Proj., Ser. 1994, 0.49%, VRDN, (Insd. by FHLMC)	6,450,000	6,450,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Iowa Fin. Auth. SFHRB, Ser. 2006-F, 0.43%, VRDN, (LOC: State Street Corp.)	$12,000,000	$12,000,000
Jacksonville, FL HFA MHRRB, St. Augustine Apts. Proj., Ser. 2006, 0.35%, VRDN, (Insd. by FNMA)	3,300,000	3,300,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust:
Ser. 2008-1, 0.51%, VRDN, (LOC: Bank of America Corp.)	8,490,000	8,490,000
Ser. 2008-2, 0.51%, VRDN, (LOC: Bank of America Corp.)	6,100,000	6,100,000
King Cnty., WA Hsg. Auth. RB, Summerfield Apts. Proj. for YWCA of Seattle-King Cnty., Ser. 2005, 0.48%, VRDN, (LOC: U.S. Bank NA)	1,765,000	1,765,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008, 0.40%, VRDN, (LOC: FHLMC)	6,500,000	6,500,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 0.66%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	6,600,000	6,600,000
Ser. 2909Z, 0.66%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	6,605,000	6,605,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.66%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	315,000	315,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., Ser. 1995, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	163,000	163,000
Maine Hsg. Auth. Mtge. RB, Ser. G, 0.35%, VRDN, (SPA: State Street Corp.)	17,125,000	17,125,000
Maryland CDA MHRB, Hopkins Village Apts., Ser. 2008-F, 0.33%, VRDN, (Liq.: FHLMC)	3,000,000	3,000,000
Maryland CDA RB, Residential Proj., Ser. 2006-G, 0.40%, VRDN, (SPA: State Street Corp.)	18,200,000	18,200,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 0.60%,VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB, PFOTER, Corning Village Apts., 0.72%, VRDN, (Insd. by FHLMC)	3,520,000	3,520,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,245,000	3,245,000
0.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,295,000	5,295,000
0.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
0.68%, VRDN, (Insd. by FHLMC)	54,220,000	54,220,000
Class C, 0.56%, VRDN, (SPA: Lloyds TSB Group plc)	50,940,000	50,940,000
Michigan HDA RB, Rental Hsg. Proj.:
Ser. 2006-A, 0.36%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	15,000,000	15,000,000
Ser. 2006-C, 0.36%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	30,000,000	30,000,000
Minneapolis, MN MHRB, Stone Arch Apts., 0.44%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 0.61%, VRDN, (LOC: LaSalle Bank NA)	8,245,000	8,245,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 0.67%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, Ser. 2002-C, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Montgomery Cnty., MD SFHRB, Ser. F, 0.55%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,000,000	10,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 0.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,650,000	15,650,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 1.36%, VRDN, (LOC: Northern Trust Corp.)	$4,310,000	$4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008, 0.43%, VRDN, (LOC: FHLMC)	8,950,000	8,950,000
New Hampshire HFA MHRRB, Partnership Manchester Proj., Ser. 1996, 0.40%, VRDN, (Insd. by FNMA)	4,625,000	4,625,000
New York Hsg. Fin. Agcy. RB:
Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.35%, VRDN, (LOC: Bank of America Corp.)	29,300,000	29,300,000
North End Ave., Ser. 2004-A, 0.23%, VRDN, (Insd. by & Liq.: FNMA)	900,000	900,000
West 23rd Street, Ser. 2002-A, 0.29%, VRDN, (Insd. by & Liq.: FNMA)	2,200,000	2,200,000
New York Mtge. Agcy. Homeowner RB:
ROC-RR-II-R-11704, 0.47%, VRDN, (Liq.: CitiBank NA)	5,870,000	5,870,000
Ser. 150, 0.75%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Ser. 154, 0.80%, VRDN, (SPA: Dexia SA)	2,195,000	2,195,000
Ser. 161, ROC-RR-II-R-11713, 0.38%, VRDN, (Liq.: CitiBank NA)	4,400,000	4,400,000
Ser. 71, ROC-RR-II-R-11706, 0.47%, VRDN, (Liq.: CitiBank NA)	3,710,000	3,710,000
New York Mtge. Agcy. RB:
Ser. 106, ROC-RR-II-R-11708, 0.47%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
Ser. 73-A, ROC-RR-II-R-11707, 0.47%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
New York, NY Hsg. Dev. Corp. MHRB:
Bruckne by the Bridge, Ser. 2008-A, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	3,800,000	3,800,000
Pierrepont Dev., Ser. 2000-A, 0.23%, VRDN, (LOC: Allied Irish Banks plc)	1,500,000	1,500,000
ROC RR-II-R 11699, 0.47%, VRDN, (Liq.: CitiBank NA)	1,325,000	1,325,000
Ser. 2008-H-2-B, 0.35%, VRDN, (LOC: Bank of America Corp.)	25,200,000	25,200,000
Ser. 2009-B-3, 0.55%, 12/01/2009	6,340,000	6,340,000
Ser. 2009-C1, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	6,620,000	6,620,000
Ser. H-2-A, 0.40%, VRDN, (SPA: Dexia SA)	14,540,000	14,540,000
West End Towers, Ser. 2004-A, 0.37%, VRDN, (Insd. by FHLMC)	2,700,000	2,700,000
New York, NY SFHRB, Ser. 132, 0.40%, VRDN, (SPA: Dexia SA)	2,000,000	2,000,000
Oakland, CA Redev. Agcy. MHRB, 0.63%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	9,200,000	9,200,000
Olathe, KS MHRRB, Jefferson Place Apts. Proj., Ser. B, 0.41%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 0.46%, VRDN, (LOC: FHLB)	8,090,000	8,090,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. 2008-I, 0.40%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Pennsylvania HFA SFHRB:
Ser. 88-C, 0.70%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Ser. 2005-88B, 0.70%, VRDN, (SPA: Dexia SA)	33,430,000	33,430,000
Ser. 2005-90-C, 0.50%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,820,000	10,820,000
Pennsylvannia Hsg. Fin. Agcy. SFHRB, Ser. 3297, 0.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,240,000	2,240,000
Phoenix, AZ IDA MHRRB, Del Mar Terrace Apts. Proj., Ser. 1999-A, 0.33%, VRDN, (Insd. by FHLMC)	11,500,000	11,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Salem, VA IDA MHRB, Oak Park Apts. Proj., Ser. 2008, 0.37%, VRDN, (Insd. by FHLMC)	$2,745,000	$2,745,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Brookside Crossing Apts., Ser. 2008, 0.33%, VRDN, (Insd. by FHLMC)	4,900,000	4,900,000
Rental Hsg. Belton Woods Apt. Proj., Ser. 2001, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,945,000	4,945,000
South Dakota HDA RB, Homeownership Mtge., Ser. 2009-A, 0.32%, VRDN, (Liq.: FHLMC)	5,000,000	5,000,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 0.69%, VRDN, (LOC: FHLMC)	13,105,000	13,105,000
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 0.65%, VRDN, (LOC: TD Banknorth, NA)	6,900,000	6,900,000
Ser. 20B, 0.65%, VRDN, (LOC: FSA)	7,000,000	7,000,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.51%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 0.66%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	2,890,000	2,890,000
Washington Hsg. Fin. MHRB:
Heatherwood Cmnty. Apts. Proj., Ser. 2002-A, 0.44%, VRDN, (Insd. by FHLMC)	3,400,000	3,400,000
Regency Park Apts. Proj., Ser. 1999-A, 0.44%, VRDN, (Insd. by FHLMC)	7,805,000	7,805,000
Wilmington, NC Hsg. Auth. MHRB, Garden Lake Estates Proj., Ser. 1999, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,800,000	4,800,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	6,995,000	6,995,000

		1,072,406,761

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Alachua Cnty., FL IDRB, Florida Rock Proj., 0.65%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,598,000	1,598,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., Ser. 1998, 0.49%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 0.76%, VRDN, (LOC: CoBank)	17,600,000	17,600,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006, 0.58%, VRDN, (LOC: U.S. Bancorp)	3,805,000	3,805,000
Calhoun Cnty., AL Econ. Dev. RB, Southern Bag Expansion Proj., Ser. 1998, 0.93%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Calhoun, TX Port Auth. Env. Facs. RB, Formosa Plastics Proj., 0.55%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007, 0.47%, VRDN, (LOC: Branch Bank & Trust Co.)	2,720,000	2,720,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 0.48%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 0.78%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Cobb Cnty., GA IDA RB, Standex Intl. Corp. Proj., 0.67%, VRDN, (LOC: Bank of America Corp.)	$3,300,000	$3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	1,805,000	1,805,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	1,530,000	1,530,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.85%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 0.76%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., 0.41%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997, 0.93%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999, 0.71%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999, 0.48%, VRDN, (LOC: U.S. Bancorp)	1,220,000	1,220,000
East Peoria, IL Comml. Dev. RRB, Kroger Co. Proj., Ser. 2003, 0.44%, VRDN, (LOC: U.S. Bank NA)	3,125,000	3,125,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997, 0.81%, VRDN, (LOC: Harris Trust & Savings Bank)	1,335,000	1,335,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 0.48%, VRDN, (LOC: Bank of America Corp.)	2,420,000	2,420,000
Eutaw, AL IDRB, South Fresh Aqua Culture Proj., Ser. 2000, 0.51%, VRDN, (LOC: AmSouth Bancorp)	1,860,000	1,860,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 0.78%, VRDN, (LOC: Bank of America Corp.)	300,000	300,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985, 0.35%, VRDN, (LOC: Rabobank Intl.)	7,500,000	7,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996, 0.70%, VRDN, (LOC: Bank One)	1,230,000	1,230,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001, 0.76%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,690,000	2,690,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984, 0.34%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., Ser. 2006, 0.76%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 0.76%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,400,000	4,400,000
Kanawha, Cnty., WV IDRB, Kroger Co.:
Ser. 2004-A, 0.41%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
Ser. 2004-B, 0.41%, VRDN, (LOC: U.S. Bank NA)	6,850,000	6,850,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 0.76%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,885,000	3,885,000
Le Mars, LA IDRB, Feuerhelm Properties LP Proj., Ser. 2000-A, 0.76%, VRDN, (LOC: Bank of the West)	1,850,000	1,850,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 0.71%, VRDN, (LOC: Rabobank Intl.)	4,075,000	4,075,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Madeira, OH Econ. Dev. RRB, Kroger Co., Ser. 2004, 0.41%, VRDN, (LOC: U.S. Bank NA)	$2,050,000	$2,050,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., Ser. 2001, 0.53%, VRDN, (LOC: U.S. Bancorp)	2,060,000	2,060,000
Marmet, WV Comml. Dev. RRB, Kroger Co., Ser. 2004, 0.41%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A, 0.54%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Mibelloon Dairy Proj., Ser. 2006, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	3,000,000	3,000,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 0.78%, VRDN, (LOC: Firstbank Corp.)	980,000	980,000
Mobile, AL Indl. Dev. Board RB, Highprov, LLC Proj., Ser. 2006, 0.53%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
Montgomery Cnty., KY Indl. Bldg. Facs. RB, Fineblanking Corp. Proj., Ser. 1996, 0.67%, VRDN, (LOC: Bank of America Corp.)	1,800,000	1,800,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	5,500,000	5,500,000
New Glarus, WI IDRB, New Glarus Proj., Ser. 2003, 0.67%, VRDN, (LOC: U.S. Bank NA)	1,345,000	1,345,000
New Jersey EDA RB, Ser. 3824, 1.39%, VRDN, (SPA: Dexia SA)	1,225,000	1,225,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001, 0.68%, VRDN, (LOC: U.S. Bancorp)	2,355,000	2,355,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 0.65%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000, 0.37%, VRDN, (LOC: U.S. Bancorp)	1,065,000	1,065,000
Onondaga Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Syracuse Resh Corp. Proj., Ser. 2005, 0.46%, VRDN, (LOC: Manufacturer’s & Traders Trust Co.)	9,400,000	9,400,000
Panola Cnty., MS IDRRB, Kroger Co. Proj., Ser. 2003, 0.41%, VRDN, (LOC: U.S. Bank NA)	3,250,000	3,250,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 0.70%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999, 1.50%, VRDN, (LOC: U.S. Bancorp)	1,020,000	1,020,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007, 0.47%, VRDN, (LOC: Branch Bank & Trust Co.)	4,000,000	4,000,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 0.78%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 0.65%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., Ser. 2000, 0.56%, VRDN, (LOC: Associated Bank NA)	1,725,000	1,725,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984, 0.73%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, Ser. 2007, 0.47%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Carolina Jobs EDA RB:
Chambers Richland Cnty. Proj., Ser. 1997, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	$10,000,000	$10,000,000
Ortec, Inc. Proj., Ser. B, 0.70%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Springfield., TN Indl. Dev. Board RRB, Kroger CO., Ser. 2004, 0.41%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
St. Charles Cnty., MO IDA RB:
Craftsmen Inds. Proj., Ser. 1998-A, 0.53%, VRDN, (LOC: U.S. Bancorp)	5,340,000	5,340,000
Kuenz Heating & Sheet Metal, Ser. 2001, 0.70%, VRDN, (LOC: U.S. Bancorp)	2,090,000	2,090,000
Stark Cnty., OH IDRRB, Kroger Co., Ser. 2004, 0.41%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 0.47%, VRDN, (LOC: U.S. Bancorp)	5,100,000	5,100,000
Volusia Cnty., FL IDA RB, West Volusia Family YMCA, Ser. 2007, 1.90%, VRDN, (LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998, 1.50%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 0.76%, VRDN, (LOC: Wells Fargo & Co.) °°	1,470,000	1,470,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001, 0.76%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	4,050,000	4,050,000
West Frankfort, IL IDRRB, Kroger Co., Ser. 2004, 0.41%, VRDN, (LOC: U.S. Bank NA)	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 0.57%, VRDN, (LOC: Crestar Bank)	1,510,000	1,510,000
Ser. B, 0.57%, VRDN, (LOC: Crestar Bank)	900,000	900,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996, 0.88%, VRDN, (LOC: Bank of the West)	3,280,000	3,280,000

		284,183,000

MANUFACTURING 0.2%
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 0.62%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 0.70%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000

		8,650,000

MISCELLANEOUS REVENUE 11.1%
Arista, CO Metro. Dist. Parking RB, Broomfield Event Ctr., Ser. 2006-A, 0.37%, VRDN, (LOC: Compass Bank)	4,980,000	4,980,000
Branch Banking & Trust Co. Muni. Trust RB:
Ser. 1037, 0.44%, VRDN, (LOC: Branch Banking & Trust Co.)	33,905,000	33,905,000
Ser. 1038, 0.51%, VRDN, (LOC: Branch Banking & Trust Co.)	34,935,000	34,935,000
Ser. 5003, 0.66%, VRDN, (SPA: Rabobank Intl.)	30,440,851	30,440,851

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Brazos River, TX Harbor Naval Dist. Brazoria Cnty. RB, BASF Corp. Proj., Ser. 2001, 0.85%, VRDN, (Gtd. by BASF Corp.)	$500,000	$500,000
Brazos, TX Harbor Indl. Dev. Corp. RRB, BASF Corp. Proj., Ser. 2001, 0.80%, VRDN, (Gtd. by BASF Corp.)	4,400,000	4,400,000
Butler Cnty., OH Capital Funding RB, CCAO Low Cost Cap, Ser. 2005-A, 0.36%, VRDN, (LOC: U.S. Bank NA)	3,020,000	3,020,000
Cassia Cnty., ID Indl. Dev. Corp. RB:
East Valley Cattle LLC Proj., Ser. 2006, 0.76%, VRDN, (LOC: RaboBank)	7,000,000	7,000,000
Vance Dairy Construction Proj., Ser. 2007, 0.76%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Chandler, AZ IDA RB, Tri-City Baptist Church Proj., Ser. 2007, 0.66%, VRDN, (LOC: Commerica Bank)	5,200,000	5,200,000
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A, Ser. 2007, 0.36%, VRDN, (SPA: Societe Generale SA)	6,260,000	6,260,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 0.46%, VRDN, (Liq.: State Street Corp.)	29,272,000	29,272,000
Ser. 2007-32, 0.46%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006, 0.76%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 0.76%, VRDN, (LOC: CoBank)	23,850,000	23,850,000
Gulf Coast IDA RB, BP Global Power Corp. Proj., Ser. 2003, 0.40%, VRDN, (Liq.: Deutsche Bank AG)	13,600,000	13,600,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj.:
Ser. 2003, 0.40%, VRDN, (Gtd. by BP plc)	25,000,000	25,000,000
Ser. 2004, 0.40%, VRDN, (Gtd. by BP plc)	20,000	20,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 0.76%, VRDN, (LOC: Wells Fargo & Co.) °°	4,000,000	4,000,000
Illinois Fin. Auth. RB, Easter Seals Metro Chicago, Inc. Proj., Ser. 2007, 0.37%, VRDN, (LOC: Harris NA)	1,300,000	1,300,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase & Co.)	38,000,000	38,143,536
Iowa Fin. Auth. RB, Randy & Ronnie Hunt Partnership Proj., Ser. 2009, 0.41%, VRDN, (SPA: Rabobank Nederland NV)	3,250,000	3,250,000
Kentucky EDA Fin. RB, Goodwill Industires Kentucky, Inc. Proj., Ser. 2007, 0.40%, VRDN, (LOC: PNC Financial Services Group, Inc.)	8,200,000	8,200,000
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A, 0.39%, VRDN, (LOC: JPMorgan Chase & Co.)	6,000,000	6,000,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 0.61%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Louisiana Offshore Term Auth. Deepwater Port RRB, 1st Stage Loop LLC, Ser. 1997-A, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	23,560,000	23,560,000
Maryland Econ. Dev. Corp. RB:
Goodwill Industries of the Chesapeake, Inc. Proj., Ser. 1999, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	2,375,000	2,375,000
YMCA Central Maryland, Inc. Proj., Ser. 2003, 0.37%, VRDN, (LOC: Branch Banking & Trust Co.)	2,465,000	2,465,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Michigan Strategic Fund Ltd. RB, Methodist Childrens Home Proj., Ser. 1995, 0.88%, VRDN, (LOC: JPMorgan Chase & Co.)	$1,500,000	$1,500,000
Missouri Dev. Fin. Board Cultural Facs. RB, The Nelson Gallery Foundation, Ser. 2008-A, 0.33%, VRDN, (SPA: JPMorgan Chase & Co.)	13,200,000	13,200,000
Moon, PA IDA Cmnty. Facs. RB, YMCA Greater Pittsburgh Proj., Ser. 2005, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,420,000	1,420,000
New Jersey EDA RRB, Bayonne Impt. Proj., Ser. 1993-B, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	3,900,000	3,900,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,900,000	2,900,000
New York Urban Dev. Corp. RB, ROC-II-R-11710, 0.38%, VRDN, (Liq.: Citibank NA)	2,500,000	2,500,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.38%, VRDN, (LOC: JPMorgan Chase & Co.)	800,000	800,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB, 0.50%, VRDN, (SPA: Deutsche Bank AG)	10,540,000	10,540,000
North Carolina Port Auth. Facs. RB, Ser. 2008, 0.37%, VRDN, (LOC: Branch Banking Trust & Co.)	3,500,000	3,500,000
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999, 0.76%, VRDN, (LOC: Bank of America Corp.)	1,155,000	1,155,000
Pinellas Cnty., FL IDRB, Neighborly Care Network Proj., Ser. 2008, 0.37%, VRDN, (LOC: Branch Banking & Trust Co.)	5,100,000	5,100,000
Quakertown, PA Gen. Auth. RB, Pooled Financing Program, Ser. A, 0.36%, VRDN, (LOC: PNC Financial Services Group, Inc.)	6,985,000	6,985,000
Santa Fe Cnty., NM Tax-Exempt Ed. Facs. RB, Archdicese Santa Fe Sch. Proj., Ser. 2008-A, 0.55%, VRDN, (LOC: Allied Irish Banks plc)	6,400,000	6,400,000
St. Joseph Cnty., IN EDRB, Hannah & Friends Proj., Ser. 2007, 0.45%, VRDN, (LOC: Bank of America Corp.)	2,210,000	2,210,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.51%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,500,000	7,500,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj.:
Ser. 2008-A, 0.53%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Ser. 2008-C, 0.53%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.46%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	21,905,000	21,905,000
Washington Hsg. Fin. Commission RB, Seattle Art Museum Proj., Ser. 2005, 0.38%, VRDN, (LOC: Allied Irish Banks plc)	17,500,000	17,500,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999, 0.65%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., Ser. 2000, 2.90%, VRDN, (LOC: KeyCorp)	30,000	30,000

		467,941,387

PUBLIC FACILITIES 0.5%
Breckinridge Cnty., KY Lease Program RB:
Ser. 1999, 0.35%, VRDN, (LOC: U.S. Bank NA)	2,770,000	2,770,000
Ser. 2001-A, 0.35%, VRDN, (LOC: U.S. Bank NA)	1,335,000	1,335,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Orange Cnty., FL Sch. Board COP, Deutsche Bank Spears Trust, Ser. 2007-A, 0.36%, VRDN, (SPA: Deutsche Bank AG)	$2,865,000	$2,865,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. of Philadelphia Proj., Ser. 2006-B, 0.91%, VRDN	4,705,000	4,705,000
University of Maryland COP, College Business Sch. Proj., Ser. 2000, 0.46%, VRDN, (LOC: Bank of America Corp.)	4,940,000	4,940,000
Williamstown, KY League of Cities Funding Trust Lease RB, Ser. 2008-A, 0.30%, VRDN, (LOC: U.S. Bank NA)	3,875,000	3,875,000

		20,490,000

SALES TAX 0.0%
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.34%, VRDN, (Liq.: Deutsche Bank AG)	800,000	800,000

SOLID WASTE 4.8%
Bibb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Swift Creek Env. Proj., Ser. 2000, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	5,100,000	5,100,000
East Grand Forks, MN Solid Waste Disposal RRB, American Crystal Sugar Co. Proj., 0.71%, VRDN, (LOC: CoBank)	5,000,000	5,000,000
Hancock Cnty., KY Solid Waste Disposal Facs. RB, NSA Ltd. Proj., Ser. 1998, 0.41%, VRDN, (LOC: Bank of America Corp.)	7,815,000	7,815,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2006, 0.60%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	8,100,000	8,100,000
Iowa Fin. Auth. Solid Waste Disposal RB, Real Estate Iowa One Proj., Ser. 2006, 0.71%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 0.39%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB:
Ambian Dairy, LLC Proj., Ser. 2008, 0.65%, VRDN, (LOC: Cobank)	3,600,000	3,600,000
Ser. 2006, 0.76%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Morgantown, KY Solid Waste Disposal Facs. RB, Imco Recycling, Inc. Proj., Ser. 2004, 0.41%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., Ser. 2007, 0.71%, VRDN, (Liq.: Rabobank Nederland)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB:
Feenstra Investments, LLC Proj., Ser. 2002, 0.76%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Sorio Bravo Dairy Farm, Ser. 2002, 0.76%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.84%, VRDN, (Gtd. by Flint Hills Resources)	5,000,000	5,000,000
Ser. 2002-A, 0.71%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Ser. 2006, 2.05%, VRDN, (Gtd. by Flint Hills Resources)	19,000,000	19,000,000
Ser. 2007, 0.84%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.84%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Racine, WI Solid Waste Disposal RRB, Republic Svcs., Inc. Proj., Ser. 2004, 0.38%, VRDN, (LOC: JPMorgan Chase & Co.)	5,000,000	5,000,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007, 0.54%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 0.54%, VRDN, (LOC: Bank of North Dakota)	$10,000,000	$10,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	16,000,000	16,000,000
Ser. B, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	1,000,000	1,000,000
Ser. C, 0.71%, VRDN, (LOC: Wells Fargo & Co.) °°	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006, 0.76%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		203,615,000

SPECIAL TAX 3.0%
Brentwood, MO Tax Increment RRB, 8300 Eager Road Proj., Ser. 2007-A, 0.46%, VRDN, (LOC: Compass Bank)	7,675,000	7,675,000
Centerra, CO Metro. Dist. No. 1 Impt. RRB, Ser. 2008, 0.37%, VRDN, (LOC: Compass Bank)	14,000,000	14,000,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 0.42%, VRDN, (LOC: Northern Trust Co.)	4,130,000	4,130,000
Ser. B, 0.42%, VRDN, (LOC: Northern Trust Co.)	2,765,000	2,765,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 0.36%, VRDN, (Insd. by Deutsche Bank)	3,550,000	3,550,000
Colorado Mid-cities Metro. Dist. No 1 Spl. Impt. RRB, Ser. 2004-A, 0.43%, VRDN, (SPA: BNP Paribas SA)	13,760,000	13,760,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326, 0.66%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj.:
Ser. A, 0.37%, VRDN, (LOC: Compass Bank)	3,800,000	3,800,000
Ser. A-1, 0.33%, VRDN, (LOC: Compass Bank)	4,000,000	4,000,000
Ser. C, 0.37%, VRDN, (LOC: U.S. Bank NA)	7,590,000	7,590,000
Illinois Regl. Transit Auth. MSTR RB, Class A, Ser. 55, 0.36%, VRDN, (LOC: Societe Generale)	2,420,000	2,420,000
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315, 1.01%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	1,575,000	1,575,000
Lake Cnty., FL Capital Impt. RB, Deutsche Bank Spears Trust, Ser. 2007, 0.36%, VRDN, (SPA: Deutsche Bank AG)	7,000,000	7,000,000
New York Convention Ctr. Dev. Corp. RB, PUTTER, Ser. 3126, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	600,000	600,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 1-C, 0.28%, VRDN, (Liq.: JPMorgan Chase & Co.)	700,000	700,000
Ser. 2-F, 0.50%, VRDN, (SPA: Dexia SA)	16,555,000	16,555,000
Ser. 3-C, 0.50%, VRDN, (SPA: Dexia SA)	28,275,000	28,275,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.37%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,500,000	6,500,000

		129,195,000

STUDENT LOAN 2.6%
Branch Banking & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 0.50%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 0.50%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN continued
Branch Banking & Trust Co. Muni. Trust Floater RB:
Ser. 2064, 0.50%, VRDN, (Liq.: Branch Bank & Trust Co.)	$18,445,000	$18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 0.54%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 0.50%, VRDN, (LOC: Branch Bank & Trust Co.)	9,495,000	9,495,000

		108,725,000

TRANSPORTATION 2.1%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-C, 0.35%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	5,000,000	5,000,000
New Jersey Trans. Auth. RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.36%, VRDN, (Gtd. by State Street Corp.)	15,000,000	15,000,000
Ser. 3859, 1.39%, VRDN, (SPA: Dexia SA)	2,270,000	2,270,000
Ser. A, 1.39%, VRDN, (Insd. by FGIC)	3,090,000	3,090,000
New Jersey TTFA RB, Ser. DC-8033, 1.35%, VRDN, (Insd. by FSA & LOC: Dexia SA)	600,000	600,000
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.32%, VRDN, (LOC: Bank of Nova Scotia)	4,850,000	4,850,000
New York Metropolitan Trans. Auth. RB:
ROC RR-II-R 594PB, 0.50%, VRDN, (Insd. by AMBAC)	22,255,000	22,255,000
ROC-RR-II-R-10401, Ser. 2002-A, 0.50%, VRDN, (LOC: CitiBank NA)	16,830,000	16,830,000
North Texas Throughway Auth. RRB, Ser. DB-620, 0.36%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000

		88,460,000

UTILITY 7.6%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 08/01/2009, (Gtd. by American Muni. Power Ohio, Inc.)	40,000,000	40,000,000
Colorado Springs, CO Util. Sys. RB, Ser. 2005-A, 0.35%, VRDN, (LOC: State Street Bank Corp.)	28,630,000	28,630,000
Colorado Springs, CO Util. Sys. RRB, Ser. B, 1.00%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
Lakeland, FL Energy Sys. RRB, Ser. 2008-B, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.36%, VRDN, (SPA: Royal Bank of Canada)	12,300,000	12,300,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., Ser. 1999, 0.48%, VRDN, (Gtd. by Mississippi Power Co.)	1,100,000	1,100,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A, 0.70%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,870,000	15,870,000
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. RB, PSEG Power, LLC Proj., Ser. 2007, 0.47%, VRDN, (LOC: JPMorgan Chase & Co.)	2,700,000	2,700,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998, 0.38%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	13,630,000	13,630,000
Piedmont, SC Muni. Power Agcy. Elec. RB, Ser. 2008-B, 0.85%, VRDN, (SPA: Dexia SA)	25,900,000	25,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.34%, VRDN, (SPA: Societe Generale)	$10,080,000	$10,080,000
San Antonio, TX Elec. & Gas RRB, Deutsche Bank Spears Trust, Ser. 2007, 0.36%, VRDN, (SPA: Deutsche Bank AG)	8,310,000	8,310,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.35%, VRDN, (SPA: Societe Generale)	141,469,000	141,469,000
Washington Pub. Power Supply Sys. RB, Nuclear Proj., Ser. 1993-1A, 0.38%, VRDN, (LOC: Bank of America Corp.)	6,355,000	6,355,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.49%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		322,684,000

WATER & SEWER 2.0%
California Central Basin Muni. Water Dist. COP, Ser. 2008-B, 0.31%, VRDN, (LOC: Allied Irish Banks plc)	140,000	140,000
Cleveland, OH Water RB, Ser. R-2009, 0.29%, VRDN, (SPA: BNP Paribas SA)	6,500,000	6,500,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 0.56%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
Detroit, MI Sewer Disposal Auth. RRB, Ser. 2006, 0.45%, 10/01/2009, (LOC: Bank of New York Mellon Corp.)	29,982,500	29,982,500
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007 Ser. CC-1, 0.33%, VRDN, (SPA: Bank of Nova Scotia)	200,000	200,000
ROC-RR-II R-11697, 0.40%, VRDN, (Liq.: CitiBank NA)	4,200,000	4,200,000
Pittsburgh, PA Water & Sewer Auth. Sys. RB, Ser. 2008-C-1, 0.70%, VRDN, (Insd. by FSA & SPA: Dexia SA)	14,455,000	14,455,000
San Antonio, TX Water Sys. RRB, Ser. 2007, 0.36%, VRDN, (SPA: Societe Generale SA)	13,085,000	13,085,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 0.30%, VRDN, (Insd. by MBIA & LOC: U.S. Bank NA)	6,700,000	6,717,128
West Palm Beach, FL Util. Sys. RB, Ser. 2008C, 1.00%, VRDN, (SPA: Dexia SA)	6,900,000	6,900,000

		83,749,628

Total Investments (cost $4,208,593,606) 99.6%		4,208,593,606
Other Assets and Liabilities 0.4%		16,348,447

Net Assets 100.0%		$4,224,942,053

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2009:

New York	11.2%
Texas	10.0%
Pennsylvania	5.5%
Alabama	4.9%
California	4.4%
Florida	4.2%
Maryland	3.9%
Illinois	3.8%
Ohio	3.5%
Indiana	3.4%
Colorado	3.2%
North Carolina	3.1%
Michigan	2.8%
Alaska	2.2%
Georgia	2.2%
Virginia	1.9%
Washington	1.9%
Delaware	1.8%
Tennessee	1.8%
South Carolina	1.6%
Arizona	1.4%
Louisiana	1.4%
New Jersey	1.4%
Oregon	1.4%
Kentucky	1.3%
Massachusetts	1.0%
Minnesota	0.9%
Missouri	0.9%
Wisconsin	0.9%
District of Columbia	0.8%
Nebraska	0.8%
Idaho	0.7%
Iowa	0.7%
Nevada	0.6%
North Dakota	0.6%
Maine	0.5%
South Dakota	0.4%
West Virginia	0.4%
Connecticut	0.3%
Puerto Rico	0.3%
Vermont	0.3%
Kansas	0.2%
Mississippi	0.2%
New Mexico	0.2%
Utah	0.2%
Hawaii	0.1%
New Hampshire	0.1%
Oklahoma	0.1%
Non-state specific	4.6%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

1 day	0.9%
2-7 days	95.5%
8-60 days	0.1%
61-120 days	0.7%
121-240 days	2.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$4,208,593,606
Cash	3,126,792
Receivable for securities sold	9,772,146
Receivable for Fund shares sold	81,782
Interest receivable	5,376,090
Receivable from investment advisor	1,865,243
Prepaid expenses and other assets	351,117

Total assets	4,229,166,776

Liabilities
Dividends payable	6,881
Payable for Fund shares redeemed	4,053,032
Due to related parties	114,906
Accrued expenses and other liabilities	49,904

Total liabilities	4,224,723

Net assets	$4,224,942,053

Net assets represented by
Paid-in capital	$4,224,752,041
Undistributed net investment income	117,034
Accumulated net realized gains on investments	72,978

Total net assets	$4,224,942,053

Net assets consists of
Class A	$230,119,132
Class S	3,764,221,446
Class I	230,601,475

Total net assets	$4,224,942,053

Shares outstanding (unlimited number of shares authorized)
Class A	230,175,213
Class S	3,764,135,661
Class I	230,508,796

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$20,582,599

Expenses
Advisory fee	9,214,317
Distribution Plan expenses
Class A	423,875
Class S	12,167,671
Administrative services fee	1,379,231
Transfer agent fees	306,081
Trustees’ fees and expenses	44,729
Printing and postage expenses	45,427
Custodian and accounting fees	579,098
Registration and filing fees	53,545
Professional fees	88,229
Other	645,771

Total expenses	24,947,974
Less: Expense reductions	(522)
Fee waivers and expense reimbursements	(6,119,422)

Net expenses	18,828,030

Net investment income	1,754,569

Net realized gains on securities in unaffiliated issuers	72,978

Net increase in net assets resulting from operations	$1,827,547

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2009 (unaudited)		Year Ended January 31, 2009

Operations
Net investment income		$1,754,569		$39,830,037
Net realized gains on investments		72,978		267,711

Net increase in net assets resulting from operations		1,827,547		40,097,748

Distributions to shareholders from
Net investment income
Class A		(222,326)		(5,566,184)
Class S		(1,020,168)		(29,022,911)
Class I		(511,915)		(5,677,276)

Total distributions to shareholders		(1,754,409)		(40,266,371)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	600,558,314	600,558,314	2,030,304,946	2,030,304,946
Class S	9,810,176,332	9,810,176,332	16,131,031,492	16,131,031,492
Class I	97,167,102	97,167,102	465,226,400	465,226,400

		10,507,901,748		18,626,562,838

Net asset value of shares issued in reinvestment of distributions
Class A	214,083	214,083	5,127,364	5,127,364
Class S	1,020,168	1,020,168	29,022,911	29,022,911
Class I	265,021	265,021	2,384,070	2,384,070

		1,499,272		36,534,345

Payment for shares redeemed
Class A	(700,168,582)	(700,168,582)	(2,097,558,867)	(2,097,558,867)
Class S	(8,532,639,987)	(8,532,639,987)	(15,406,424,829)	(15,406,424,829)
Class I	(132,577,871)	(132,577,871)	(565,405,614)	(565,405,614)

		(9,365,386,440)		(18,069,389,310)

Net increase in net assets resulting from capital share transactions		1,144,014,580		593,707,873

Total increase in net assets		1,144,087,718		593,539,250
Net assets
Beginning of period		3,080,854,335		2,487,315,085

End of period		$4,224,942,053		$3,080,854,335

Undistributed net investment income		$117,034		$116,874

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $819,635 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $75,206 and $5,224,581, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$4,208,593,606	$0	$4,208,593,606

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567513 rv6 09/2009

Evergreen New Jersey Municipal Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New Jersey Municipal Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

2

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

6-month return	0.09%	0.03%	0.20%

Average annual return

1-year	0.76%	0.56%	1.02%

5-year	1.90%	1.61%	2.19%

10-year	1.81%	1.54%	2.11%

7-day annualized yield	0.05%	0.05%	0.05%

30-day annualized yield	0.05%	0.05%	0.05%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

4

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2009	7/31/2009	During Period*

Actual
Class A	$1,000.00	$1,000.88	$3.92
Class S	$1,000.00	$1,000.27	$4.51
Class I	$1,000.00	$1,001.98	$2.83
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.88	$3.96
Class S	$1,000.00	$1,020.28	$4.56
Class I	$1,000.00	$1,021.97	$2.86

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A, 0.91% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.09%	1.33%	3.04%	2.77%	1.83%	0.65%

Ratios and supplemental data
Net assets, end of period (millions)	$31	$36	$36	$22	$20	$23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[2]	0.87%	0.87%	0.87%	0.88%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.89%[2]	0.87%	0.87%	0.87%	0.88%	0.90%
Net investment income (loss)	0.17%[2]	1.30%	2.77%	2.74%	1.78%	0.62%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.03%	2.73%	2.46%	1.54%	0.35%

Ratios and supplemental data
Net assets, end of period (millions)	$218	$225	$211	$169	$162	$171
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%[2]	1.17%	1.17%	1.17%	1.17%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.18%[2]	1.18%	1.17%	1.17%	1.18%	1.17%
Net investment income (loss)	0.05%[2]	1.00%	2.48%	2.42%	1.51%	0.48%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.20%	1.63%	3.35%	3.07%	2.13%	0.95%

Ratios and supplemental data
Net assets, end of period (millions)	$14	$19	$21	$15	$10	$5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%[2]	0.58%	0.57%	0.57%	0.58%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.59%[2]	0.58%	0.57%	0.57%	0.58%	0.60%
Net investment income (loss)	0.40%[2]	1.60%	3.07%	3.02%	2.19%	0.89%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
EDUCATION 11.7%
Knox Cnty., TN Hlth. & Edl. Facs. RB, Johnson Bible College Proj., Ser. 2006, 2.75%, VRDN, (LOC: AmSouth Bancorp)	$100,000	$100,000
Massachusetts Dev. Fin. Agcy. RB, Boston Univ. Proj.:
Ser. U-6C, 0.30%, VRDN, (SPA: Allied Irish Banks plc)	3,300,000	3,300,000
Ser. U-6D, 0.30%, VRDN, (SPA: Allied Irish Banks plc)	2,000,000	2,000,000
New Jersey EDA RB, Princeton Day Sch. Proj., Ser. 2005, 0.34%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.28%, VRDN, (LOC: Lloyds TSB Group plc)	5,390,000	5,390,000
New Jersey Edl. Facs. Auth. RRB:
Princeton Univ. Proj., Ser. H, 0.34%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Seton Hall Univ. Proj., Ser. D, 0.27%, VRDN, (SPA: Allied Irish Banks plc)	12,440,000	12,440,000

		30,880,000

GENERAL OBLIGATION – LOCAL 5.8%
Livingston, NJ GO BAN, 1.25%, 04/29/2010, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,049,898
Secaucus, NJ GO TAN, 1.75%, 02/19/2010, (Gtd. by Secaucus, NJ)	7,200,000	7,240,788

		15,290,686

HOSPITAL 15.4%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.28%, VRDN, (LOC: Commerce Bancorp, Inc.)	17,425,000	17,425,000
Fulton Cnty., GA Dev. Auth. RB, Piedmont Healthcare, Inc. Proj., Ser. 2005, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	7,500,000	7,500,000
Greeneville, TN Hlth. & Edl. Facs. Board RRB, Laughlin Mem. Hosp. Proj., Ser. 2004, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	4,000,000	4,000,000
New Jersey Healthcare Facs. Fin. Auth. RB:
Barnabas Healthcare Sys., Inc., Ser. A, 0.22%, VRDN, (LOC: Chase Manhattan Bank)	6,050,000	6,050,000
Somerset Med. Ctr. Proj., Ser. 2008, 0.29%, VRDN, (LOC: TD Bank, NA)	3,250,000	3,250,000
St. Peters Univ. Hosp. Proj., Ser. 2000-B, 0.35%, VRDN, (LOC: Bank of America Corp.)	2,510,000	2,510,000

		40,735,000

HOUSING 10.1%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 0.65%, VRDN, (Insd. by FSA & Liq.: Lloyds TSB Group plc)	7,050,000	7,050,000
Ser. F, 0.36%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. 2008, 0.86%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	1,310,000	1,310,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. Q, 1.05%, VRDN, (SPA: Dexia SA)	1,500,000	1,500,000
New York Mtge. Agcy. Homeowner RB, Ser. 135, 0.75%, VRDN, (SPA: Dexia SA)	900,000	900,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 0.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		26,540,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 11.6%
Logan City, UT IDRB, Scientific Tech, Inc., 0.56%, VRDN, (LOC: Bank of the West)	$1,550,000	$1,550,000
New Jersey EDA RB:
NUI Corp. Proj., Ser. A, 0.25%, VRDN, (LOC: Bank of America Corp.)	12,500,000	12,500,000
Paddock Realty, LLC Proj., 0.61%, VRDN, (LOC: Wells Fargo & Co.) °°	1,105,000	1,105,000
Ser. 3824, 1.39%, VRDN, (SPA: Dexia SA)	13,470,000	13,470,000
Wearbest Sil-Tex Mills Proj., 2.50%, VRDN, (LOC: Bank of New York Mellon Corp.)	160,000	160,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 0.49%, VRDN, (LOC: Washington Mutual, Inc.)	1,745,000	1,745,000

		30,530,000

LEASE 2.4%
New Jersey Bldg. Auth. RB, Subser. A-3, 0.20%, VRDN, (SPA: Bank of Nova Scotia)	6,205,000	6,205,000

MISCELLANEOUS REVENUE 5.6%
New Jersey EDA PCRRB, Exxon Proj., Ser. 1989, 0.13%, VRDN, (Gtd. By ExxonMobil Corp.)	1,200,000	1,200,000
New Jersey EDA RB, Republic Svcs., Inc. Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	625,000	625,000
New Jersey EDA RRB, Bayonne Impt. Proj., Ser. C, 0.50%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
New Jersey EDRB, Arbor Glen Proj., 0.27%, VRDN, (LOC: Sovereign Bank)	4,370,000	4,370,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,200,000	2,200,000
New York Convention Ctr. Dev. Corp. RB, PUTTER, Ser. 3126, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	1,600,000	1,600,000
Orange Cnty., FL IDA IDRB, Catholic Charities Central Florida & Diocese Orlando Proj., Ser. 2007, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	3,875,000	3,875,000

		14,870,000

PORT AUTHORITY 0.5%
New York Port Auth. RB, Ser. 2008-1067, 0.51%, VRDN, (LOC: Bank of America Corp.)	1,415,000	1,415,000

SPECIAL TAX 3.4%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 0.56%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 0.41%, VRDN, (Insd. By BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.34%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000

		8,865,000

STUDENT LOAN 2.7%
New Jersey Higher Ed. Assistance Auth. RB, ROC-RR-II-R 11571, Ser. 2008-A, 0.60%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: CitiBank, NA)	7,050,000	7,050,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 23.3%
Delaware River & Bay Auth. RRB, Ser. 2008, 0.22%, VRDN, (LOC: TD Bank, NA)	$3,800,000	$3,800,000
Macon Trust RB, Ser. 2007-324, 0.71%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	5,000,000	5,000,000
New Jersey Deutsche Bank Spears Trust RB:
Ser. 2006-A, 0.35%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	5,510,000	5,510,000
Ser. 2006-B, 0.34%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,000,000	3,000,000
Ser. 2006-C, 0.35%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,590,000	3,590,000
New Jersey Trans. Auth. RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.36%, VRDN, (Gtd. by State Street Corp.)	12,300,000	12,300,000
Ser. A, 1.39%, VRDN, (Insd. by FGIC)	2,550,000	2,550,000
Ser. B, 0.23%, VRDN, (LOC: PNC Bank)	5,000,000	5,000,000
Ser. D, 0.23%, VRDN, (SPA: Bank of Nova Scotia)	4,200,000	4,200,000
New Jersey TTFA RB:
Ser. 038, 0.29%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	10,535,000	10,535,000
Ser. DC-8033, 1.35%, VRDN, (Insd. by FSA & LOC: Dexia SA)	5,850,000	5,850,000

		61,335,000

UTILITY 7.4%
New Jersey EDA RB, Thermal Energy, Ltd. Proj., Ser. 1995, 0.60%, VRDN, (LOC: Bank One)	1,605,000	1,605,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A:
0.33%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	3,780,000	3,780,000
0.34%, VRDN, (SPA: Societe Generale)	3,200,000	3,200,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.34%, VRDN, (SPA: Societe Generale)	4,665,000	4,665,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.35%, VRDN, (SPA: Societe Generale)	6,300,000	6,300,000

		19,550,000

Total Investments (cost $263,265,686) 99.9%		263,265,686
Other Assets and Liabilities 0.1%		336,986

Net Assets 100.0%		$263,602,672

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of July 31, 2009:

New Jersey	77.7%
Puerto Rico	8.5%
Georgia	2.8%
Alabama	2.4%
Massachusetts	2.0%
Tennessee	1.6%
Florida	1.5%
New York	1.5%
Delaware	1.4%
Utah	0.6%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

2-7 days	94.2%
121-240 days	2.7%
241+ days	3.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$263,265,686
Interest receivable	335,519
Receivable from investment advisor	105,282
Prepaid expenses and other assets	71,937

Total assets	263,778,424

Liabilities
Dividends payable	436
Payable for Fund shares redeemed	62,500
Due to custodian bank	87,832
Due to related parties	11,889
Custodian and accounting fees payable	5,340
Accrued expenses and other liabilities	7,755

Total liabilities	175,752

Net assets	$263,602,672

Net assets represented by
Paid-in capital	$263,404,291
Undistributed net investment income	192,057
Accumulated net realized gains on investments	6,324

Total net assets	$263,602,672

Net assets consists of
Class A	$31,224,739
Class S	218,468,426
Class I	13,909,507

Total net assets	$263,602,672

Shares outstanding (unlimited number of shares authorized)
Class A	31,187,879
Class S	218,314,760
Class I	13,901,652

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$1,293,300

Expenses
Advisory fee	548,306
Distribution Plan expenses
Class A	52,958
Class S	657,469
Administrative services fee	80,240
Transfer agent fees	28,738
Trustees’ fees and expenses	1,916
Printing and postage expenses	13,536
Custodian and accounting fees	27,568
Registration and filing fees	10,288
Professional fees	4,620
Temporary guarantee program fees	64,412
Other	3,055

Total expenses	1,493,106
Less: Expense reductions	(32)
Fee waivers and expense reimbursements	(315,515)

Net expenses	1,177,559

Net investment income	115,741

Net realized gains on securities in unaffiliated issuers	6,324

Net increase in net assets resulting from operations	$122,065

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2009 (unaudited)		Year Ended January 31, 2009

Operations
Net investment income		$115,741		$3,102,304
Net realized gains on investments		6,324		232,996

Net increase in net assets resulting from operations		122,065		3,335,300

Distributions to shareholders from
Net investment income
Class A		(30,330)		(451,430)
Class S		(59,520)		(2,389,026)
Class I		(25,963)		(297,434)

Total distributions to shareholders		(115,813)		(3,137,890)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	52,498,459	52,498,459	103,092,271	103,092,271
Class S	750,774,371	750,774,371	1,863,245,710	1,863,245,710
Class I	9,306,004	9,306,004	92,151,778	92,151,778

		812,578,834		2,058,489,759

Net asset value of shares issued in reinvestment of distributions
Class A	28,479	28,479	389,275	389,275
Class S	59,520	59,520	2,389,026	2,389,026
Class I	8,288	8,288	54,110	54,110

		96,287		2,832,411

Payment for shares redeemed
Class A	(57,229,863)	(57,229,863)	(103,699,522)	(103,699,522)
Class S	(757,756,316)	(757,756,316)	(1,851,135,296)	(1,851,135,296)
Class I	(14,520,552)	(14,520,552)	(94,251,011)	(94,251,011)

		(829,506,731)		(2,049,085,829)

Net increase (decrease) in net assets resulting from capital share transactions		(16,831,610)		12,236,341

Total increase (decrease) in net assets		(16,825,358)		12,433,751
Net assets
Beginning of period		280,428,030		267,994,279

End of period		$263,602,672		$280,428,030

Undistributed net investment income		$192,057		$192,129

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 23, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $22,630. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amount of $14,163 and $278,722, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$263,265,686	$0	$263,265,686

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567514 rv6 09/2009

Evergreen New York Municipal Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New York Municipal Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

2

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

6-month return	0.03%	0.02%	0.13%

Average annual return

1-year	0.76%	0.62%	1.01%

5-year	1.90%	1.62%	2.19%

Since portfolio inception	1.43%	1.15%	1.73%

7-day annualized yield	0.05%	0.05%	0.05%

30-day annualized yield	0.05%	0.05%	0.05%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2009	7/31/2009	During Period*

Actual
Class A	$1,000.00	$1,000.31	$3.67
Class S	$1,000.00	$1,000.25	$3.67
Class I	$1,000.00	$1,001.31	$2.58
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.12	$3.71
Class S	$1,000.00	$1,021.12	$3.71
Class I	$1,000.00	$1,022.22	$2.61

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.74% for Class A, 0.74% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.41%	2.92%	2.88%	1.84%	0.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,563	$25,597	$51,071	$47,842	$40,856	$78,542
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%[2]	0.85%	0.86%	0.86%	0.86%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.87%[2]	0.85%	0.86%	0.86%	0.87%	0.91%
Net investment income (loss)	0.06%[2]	1.36%	2.84%	2.72%	1.71%	0.58%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.03	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.03)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.12%	2.61%	2.57%	1.54%	0.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$411,152	$357,605	$273,501	$249,845	$245,347	$289,872
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%[2]	1.14%	1.16%	1.16%	1.16%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.16%[2]	1.16%	1.16%	1.16%	1.17%	1.15%
Net investment income (loss)	0.05%[2]	1.06%	2.54%	2.41%	1.46%	0.54%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.13%	1.71%	3.23%	3.18%	2.15%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,875	$12,241	$18,163	$60,677	$11,915	$3,420
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%[2]	0.55%	0.56%	0.56%	0.57%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.55%[2]	0.55%	0.56%	0.56%	0.58%	0.60%
Net investment income (loss)	0.26%[2]	1.69%	3.13%	2.98%	2.26%	0.92%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 2.2%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 0.50%, VRDN, (LOC: Bank of America Corp.)	$6,800,000	$6,800,000
Onondaga Cnty., NY Indl. Dev. Agcy. Arpt. Facs. RB, Syracuse Executive Air Svcs., Inc. Proj., Ser. A, 0.50%, VRDN, (LOC: U.S. Bank NA)	3,000,000	3,000,000

		9,800,000

COMMUNITY DEVELOPMENT DISTRICT 1.0%
New York, NY Indl. Dev. Agcy. RB, Sephardic Cmnty. Youth Ctr. Proj., 0.46%, VRDN, (LOC: M&T Bank Corp.)	4,400,000	4,400,000

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Lancaster Township, NY IDA RB, Greenfield Manor, Inc. Proj., 0.42%, VRDN, (LOC: M&T Bank Corp.)	4,275,000	4,275,000

EDUCATION 11.5%
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.46%, VRDN, (LOC: M&T Bank Corp.)	7,800,000	7,800,000
Monroe Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Harley Sch. Proj., Ser. 2008, 0.41%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,860,000	8,860,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 0.27%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,150,000	3,150,000
Fordham Univ., Ser. 2008A-2, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	6,055,000	6,055,000
Rockfeller Univ., Ser. 2009-B, 0.23%, VRDN, (SPA: U.S. Bank NA)	9,500,000	9,500,000
New York, NY Cultural Residential RB, Lincoln Ctr. for the Performing Arts, Inc., Ser. 2008-B-1, 0.29%, VRDN, (LOC: U.S. Bank NA)	3,750,000	3,750,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
Troy, NY IDA Civic Facs. RB, Rensselaer Polytechnic Institute Proj., Ser. 2002-C, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
University of North Carolina RB, Chapel Hill Univ. Hosp. Proj., Ser. 2009A, 0.20%, VRDN, (LOC: Bank of America Corp.)	4,300,000	4,300,000

		51,515,000

GENERAL OBLIGATION – LOCAL 8.3%
New York, NY GO:
Fiscal Year 1990, Ser. L-4, 0.27%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Fiscal Year 1996, Ser. J-3, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	400,000	400,000
Fiscal Year 2004, Ser. H-4, 0.23%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,505,000	3,505,000
Fiscal Year 2005, Ser. F-4, 0.29%, VRDN, (LOC: Royal Bank of Scotland)	1,300,000	1,300,000
Fiscal Year 2006, Ser. I-7, 0.30%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Fiscal Year 2008, Ser. J-3, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	4,705,000	4,705,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	10,000,000	10,026,471
Rockland Cnty., NY GO, RAN, 2.50%, 03/09/2010	10,000,000	10,073,714

		37,110,185

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 0.8%
Puerto Rico Cmnwlth. Pub. Impt. GO, Ser. 2002-A, ROC-RR-II-R-185, 0.36%, VRDN, (LOC: CitiBank NA)	$3,715,000	$3,715,000

HOSPITAL 3.6%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, BAN, Phoebe Putney Mem. Hosp., Ser. 2008-A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	4,100,000	4,100,000
Greeneville, TN Hlth. & Edl. Facs. Board RRB, Laughlin Mem. Hosp. Proj., Ser. 2004, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	4,000,000	4,000,000
New York, NY RB, Enhanced Assistance, Ser. A, 0.28%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Corning Hosp. Facs. Ctr. Proj., Ser. 2001, 0.78%, VRDN, (LOC: M&T Bank Corp.)	1,465,000	1,465,000
Guthrie Corning Dev. Facs. Proj., Ser. 2001, 0.78%, VRDN, (LOC: M&T Bank Corp.)	2,410,000	2,410,000

		15,975,000

HOUSING 34.6%
Atlanta, GA Urban Residential Fin. Auth. MHRB, Peaks At West Atlanta, Ser. 2001, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,600,000	4,600,000
California HFA Home Mtge. RB, Ser. U, 3.75%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	30,000	30,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 0.56%, VRDN, (SPA: Lloyds TSB Group plc)	2,230,000	2,230,000
Michigan HDA RB, Rental Hsg. Proj.:
Ser. 2006-A, 0.36%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	1,100,000	1,100,000
Ser. 2006-C, 0.36%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	3,090,000	3,090,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.66%, VRDN, (Insd. by FHLMC)	9,900,000	9,900,000
New York Hsg. Fin. Agcy. RB:
10 Liberty Street, Ser. 2003-A, 0.28%, VRDN, (Insd. by & Liq.: FHLMC)	380,000	380,000
Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.35%, VRDN, (LOC: Bank of America Corp.)	5,400,000	5,400,000
Avalon Bowery Place, Ser. 2006-A, 0.52%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Biltmore Tower Hsg. Proj., Ser. 2002-A, 0.33%, VRDN, (Insd. by FNMA)	13,000,000	13,000,000
College Arms Apts., Ser. 2008-A, 0.30%, VRDN, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
Rip Van Winkle House, Ser. 2004-A, 0.34%, VRDN, (Insd. by & Liq.: FNMA)	3,300,000	3,300,000
West 23rd Street, Ser. 2002-A, 0.29%, VRDN, (Insd. by & Liq.: FNMA)	19,900,000	19,900,000
Weyant Green Apts., Ser. 2007-A, 0.28%, VRDN, (Insd. by & Liq.: FNMA)	700,000	700,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 0.28%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. Homeowner RB:
Ser. 71, ROC-RR-II-R-11706, 0.47%, VRDN, (Liq.: CitiBank NA)	3,710,000	3,710,000
Ser. 154, 0.80%, VRDN, (SPA: Dexia SA)	8,500,000	8,500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB:
1405 Fifth Ave. Apts., Ser. A, 0.37%, VRDN, (LOC: CitiBank NA)	$3,940,000	$3,940,000
1904 Vyse Ave. Apts. Proj., Ser. 2005-A, 0.35%, VRDN, (LOC: HSBC Holdings plc)	4,035,000	4,035,000
2008, Ser. M, 1.20%, VRDN, (LOC: JPMorgan Chase & Co.)	12,375,000	12,375,000
550 East 170th Street Apts., Ser. 2007-A, 0.37%,VRDN, (LOC: CitiBank NA)	5,000,000	5,000,000
Bruckne by the Bridge, Ser. 2008-A, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	11,200,000	11,200,000
Lafontaine Ave. Apts., Ser. 2007-A, 0.37%, VRDN, (LOC: CitiBank NA)	3,400,000	3,400,000
Ogden Ave. Apts., Ser. 2005-A, 0.37%, VRDN, (Insd. by & Liq.: FNMA)	2,500,000	2,500,000
Pierrepont Dev., Ser. 2000-A, 0.23%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
Ser. 2008-H-2-A, 0.40%, VRDN, (SPA: Dexia SA)	2,800,000	2,800,000
Ser. 2009-C-4, 0.35%, VRDN, (Liq.: Bank of New York Mellon Corp.)	9,045,000	9,045,000
Ser. B-2, 0.55%, 06/01/2039, (LOC: Bank of New York Mellon Corp.)	2,735,000	2,735,000
West End Towers, Ser. 2004-A, 0.37%, VRDN, (Insd. by FHLMC)	2,800,000	2,800,000
New York, NY SFHRB, Ser. 132, 0.40%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Sherburne Cnty., MN Hsg. & Redev. Auth. IDRB, Apperts, Inc. Proj., Ser. 2001, 0.89%, VRDN, (LOC: LaSalle Bank Corp.)	2,840,000	2,840,000

		154,410,000

INDUSTRIAL DEVELOPMENT REVENUE 1.8%
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc. Proj., Ser. 1995-A, 0.50%, VRDN, (LOC: Bank of America Corp.)	2,685,000	2,685,000
Columbus, IN RRB, RockTenn Co. Mill Proj., Ser. 1995, 2.25%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
New York, NY Indl. Dev. Agcy. RB, French Institute Alliance, Ser. 2005, 0.66%, VRDN, (LOC: M&T Bank Corp.)	1,650,000	1,650,000
Southeast New York Indl. Dev. Agcy. RB, Dairy Conveyor Corp. Proj., Ser. 1995, 0.75%, VRDN, (LOC: JPMorgan Chase & Co.)	1,120,000	1,120,000
Sparks, NV EDRB, Rix Inds. Proj., 0.59%, VRDN, (LOC: Wells Fargo & Co.) °°	1,405,000	1,405,000

		7,960,000

MISCELLANEOUS REVENUE 14.5%
Calhoun Cnty., TX IDA Port RB, Ser. 2003, 0.40%, VRDN, (Liq.: Deutsche Bank AG)	2,400,000	2,400,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 0.36%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Gulf Coast IDA RB, BP Global Power Corp. Proj., Ser. 2003, 0.40%, VRDN, (Liq.: Deutsche Bank AG)	1,700,000	1,700,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RB, Deer Park Refining, Ltd. Proj., Ser. 2004-A, 0.75%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	400,000	400,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.38%, VRDN, (LOC: JPMorgan Chase & Co.)	24,200,000	24,200,000
Orange Cnty., FL IDA IDRB, Catholic Charities Central Florida & Diocese Orlando Proj., Ser. 2007, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	11,530,000	11,530,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.51%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,735,000	9,735,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.46%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$4,635,000	$4,635,000
Valdez, AK Marine Terminal RB, Exxon Pipeline Proj., Ser. 1993-A, 0.21%, VRDN, (LOC: U.S. Bank NA)	4,100,000	4,100,000
Whiting Indl. Env. Facs. RRB, Amoco Oil Co. Proj., Ser. 2001, 0.40%, VRDN, (Liq.: Bank of New York Mellon Corp.)	1,200,000	1,200,000

		64,900,000

SPECIAL TAX 6.4%
New York Convention Ctr. Dev. Corp. RB, PUTTER, Ser. 3126, 0.44%, VRDN, (LOC: JPMorgan Chase & Co.)	6,395,000	6,395,000
New York Urban Dev. Corp. Personal Income Tax RB, PUTTER, Ser. 2887, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	3,500,000	3,500,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2-F, 0.50%, VRDN, (SPA: Dexia SA)	3,285,000	3,285,000
Ser. 3-C, 0.50%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000
Ser. 3-D, 0.50%, VRDN, (SPA: Dexia SA)	11,100,000	11,100,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.34%, VRDN, (Liq.: Deutsche Bank AG)	400,000	400,000

		28,680,000

TRANSPORTATION 4.5%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-A, 0.35%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
New York Metropolitan Trans. Auth. RB, Ser. 2006-B, ROC-RR-II-R-11711, 0.75%, VRDN, (Liq.: CitiBank NA)	11,650,000	11,650,000
Triborough Bridge & Tunnel Auth. RB:
Class A, 0.34%, VRDN, (SPA: Societe Generale)	3,830,000	3,830,000
Ser. A, 1.00%, VRDN, (LOC: U.S. Bank NA)	4,385,000	4,385,000

		20,165,000

UTILITY 5.6%
Long Island Power Auth. RB:
Ser. 2003-E, 0.85%, VRDN, (SPA: Dexia SA)	3,300,000	3,300,000
Ser. 2003-N, 0.85%, VRDN, (SPA: Dexia SA)	8,000,000	8,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.40%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	1,990,000	1,990,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.34%, VRDN, (SPA: Societe Generale)	6,180,000	6,180,000
Puerto Rico Elec. Power Auth. RB, Branch Banking & Trust Muni. Trust, Ser. 2006, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	1,995,000	1,995,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.34%, VRDN, (SPA: Societe Generale)	3,500,000	3,500,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.35%, VRDN, (SPA: Societe Generale)	42,000	42,000

		25,007,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.0%
New York, NY IDA RB, USA Waste Svcs. New York City Proj., 0.18%, VRDN, (LOC: JPMorgan Chase & Co.)	$5,000,000	$5,000,000
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007 Ser. CC-1, 0.33%, VRDN, (SPA: Bank of Nova Scotia)	5,200,000	5,200,000
PUTTER, Ser. 1289, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	145,000	145,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Fiscal Year 2002, Ser. 3092, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	500,000	500,000
PUTTER, Ser. 1263, 0.56%, VRDN, (LOC: JPMorgan Chase & Co.)	7,090,000	7,090,000

		17,935,000

Total Investments (cost $445,847,185) 99.8%		445,847,185
Other Assets and Liabilities 0.2%		742,851

Net Assets 100.0%		$446,590,036

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2009:

New York	84.7%
Puerto Rico	4.0%
Florida	2.6%
Georgia	2.0%
North Carolina	1.0%
Texas	1.0%
Alaska	0.9%
Michigan	0.9%
Tennessee	0.9%
Minnesota	0.6%
Indiana	0.5%
Nevada	0.3%
New Jersey	0.1%
Non-state specific	0.5%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

1 day	2.3%
2-7 days	92.1%
61-120 days	0.6%
121-240 days	5.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$445,847,185
Interest receivable	490,959
Receivable from investment advisor	201,124
Prepaid expenses and other assets	80,764

Total assets	446,620,032

Liabilities
Dividends payable	774
Due to custodian bank	7,249
Due to related parties	17,499
Accrued expenses and other liabilities	4,474

Total liabilities	29,996

Net assets	$446,590,036

Net assets represented by
Paid-in capital	$446,565,337
Undistributed net investment income	23,762
Accumulated net realized gains on investments	937

Total net assets	$446,590,036

Net assets consists of
Class A	$20,562,972
Class S	411,151,630
Class I	14,875,434

Total net assets	$446,590,036

Shares outstanding (unlimited number of shares authorized)
Class A	20,533,541
Class S	411,163,044
Class I	14,881,834

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$1,774,135

Expenses
Advisory fee	900,766
Distribution Plan expenses
Class A	33,757
Class S	1,235,076
Administrative services fee	135,115
Transfer agent fees	26,514
Trustees’ fees and expenses	3,411
Printing and postage expenses	17,823
Custodian and accounting fees	51,556
Registration and filing fees	16,517
Professional fees	10,398
Temporary guarantee program fees	93,885
Other	3,843

Total expenses	2,528,661
Less: Expense reductions	(53)
Fee waivers and expense reimbursements	(885,367)

Net expenses	1,643,241

Net investment income	130,894

Net realized gains on securities in unaffiliated issuers	937

Net increase in net assets resulting from operations	$131,831

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2009		Year Ended
	(unaudited)		January 31, 2009

Operations
Net investment income		$130,894		$4,620,245
Net realized gains on investments		937		47,908

Net increase in net assets resulting from operations		131,831		4,668,153

Distributions to shareholders from
Net investment income
Class A		(7,050)		(496,723)
Class S		(103,014)		(3,810,721)
Class I		(20,834)		(430,859)

Total distributions to shareholders		(130,898)		(4,738,303)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	26,232,891	26,232,891	105,477,881	105,477,881
Class S	761,017,661	761,017,661	2,058,320,941	2,058,320,941
Class I	37,412,335	37,412,335	125,248,538	125,248,538

		824,662,887		2,289,047,360

Net asset value of shares issued in reinvestment of distributions
Class A	6,367	6,367	462,557	462,557
Class S	103,014	103,014	3,810,721	3,810,721
Class I	3,611	3,611	169,796	169,796

		112,992		4,443,074

Payment for shares redeemed
Class A	(31,273,180)	(31,273,180)	(131,409,851)	(131,409,851)
Class S	(707,574,905)	(707,574,905)	(1,977,965,351)	(1,977,965,351)
Class I	(34,781,991)	(34,781,991)	(131,336,472)	(131,336,472)

		(773,630,076)		(2,240,711,674)

Net increase in net assets resulting from capital share transactions		51,145,803		52,778,760

Total increase in net assets		51,146,736		52,708,610
Net assets
Beginning of period		395,443,300		342,734,690

End of period		$446,590,036		$395,443,300

Undistributed net investment income		$23,762		$23,766

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $68,160 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $10,695 and $806,512, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc., (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$445,847,185	$0	$445,847,185

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567603 rv6 09/2009

Evergreen Pennsylvania Municipal Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Pennsylvania Municipal Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

2

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

Class inception date	Class A 8/22/1995	Class S 6/30/2000	Class I 8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

6-month return	0.11%	0.03%	0.22%

Average annual return

1-year	0.92%	0.70%	1.19%

5-year	1.97%	1.68%	2.27%

10-year	1.92%	1.62%	2.17%

7-day annualized yield	0.05%	0.05%	0.07%

30-day annualized yield	0.05%	0.05%	0.06%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

4

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2009	7/31/2009	During Period*

Actual
Class A	$1,000.00	$1,001.10	$3.72
Class S	$1,000.00	$1,000.32	$4.51
Class I	$1,000.00	$1,002.23	$2.63
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.08	$3.76
Class S	$1,000.00	$1,020.28	$4.56
Class I	$1,000.00	$1,022.17	$2.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 0.91% for Class S and 0.53% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.11%	1.56%	2.97%	2.83%	1.92%	0.71%

Ratios and supplemental data
Net assets, end of period (millions)	$33	$36	$20	$18	$37	$26
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%[2]	0.82%	0.82%	0.82%	0.83%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[2]	0.82%	0.82%	0.82%	0.83%	0.84%
Net investment income (loss)	0.20%[2]	1.45%	2.91%	2.79%	1.94%	0.70%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.26%	2.66%	2.53%	1.62%	0.41%

Ratios and supplemental data
Net assets, end of period (millions)	$163	$176	$158	$114	$109	$62
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%[2]	1.10%	1.12%	1.12%	1.13%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[2]	1.11%	1.12%	1.12%	1.13%	1.14%
Net investment income (loss)	0.06%[2]	1.23%	2.60%	2.50%	1.63%	0.41%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.22%	1.87%	3.28%	3.14%	2.23%	1.01%

Ratios and supplemental data
Net assets, end of period (millions)	$61	$92	$99	$63	$75	$66
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%[2]	0.51%	0.52%	0.52%	0.53%	0.51%
Expenses excluding waivers/reimbursements and expense reductions	0.53%[2]	0.51%	0.52%	0.52%	0.53%	0.54%
Net investment income (loss)	0.47%[2]	1.87%	3.21%	3.10%	2.18%	0.98%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.4%
AIRPORT 3.9%
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2006-13, 0.46%, VRDN, (Liq.: State Street Corp.)	$10,050,000	$10,050,000

EDUCATION 9.2%
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.35%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,090,000	5,090,000
Delaware Cnty., PA RB, Eastern College, Ser. A, 0.85%, VRDN, (LOC: Allied Irish Banks plc)	2,670,000	2,670,000
Latrobe, PA IDA RB, Greensburg Diocese, 1.15%, VRDN, (LOC: Allied Irish Banks plc)	1,170,000	1,170,000
Pennsylvania EDFA RB, LaSalle College High Sch. Proj., Ser. J1, 0.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj., Ser. 1999-E3, 0.35%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Honeysuckle Student Hsg., Ser. A, 0.41%, VRDN, (LOC: Allied Irish Banks plc)	1,020,000	1,020,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, ROC RR-II-R-11396, 0.76%, VRDN, (Insd. by FSA & Liq.: Citibank N.A.)	7,600,000	7,600,000

		23,550,000

GENERAL OBLIGATION – LOCAL 3.5%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 1.45%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000

HOSPITAL 22.0%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, BAN, Phoebe Putney Mem. Hosp., Ser. 2008-A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	2,200,000	2,200,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2008, 0.46%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Allegheny Cnty., PA IDA RB, Univ. of Pittsburgh Med. Ctr. Children’s Hosp., Ser. 2004-A, 0.35%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Fulton Cnty., GA Dev. Auth. RB, Piedmont Healthcare, Inc. Proj., Ser. 2005, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000
Lancaster Cnty., PA Hosp. Auth. Hlth. Sys. RB, Lancaster Gen. Hosp., 0.39%, VRDN, (LOC: Bank of America Corp.)	570,000	570,000
Lehigh Cnty., PA Gen. Purpose Auth. RB:
Ser. 385, 1.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 566, 1.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Hosp. Proj., Ser. 2008-D, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. 2005-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	2,650,000	2,650,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 0.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	$10,800,000	$10,800,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.42%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	3,000,000	3,000,000

		56,520,000

HOUSING 8.5%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005-SS, 0.55%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,805,000	3,805,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A, 0.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,325,000	4,325,000
Pennsylvania HFA SFHRB:
Ser. 88-C, 0.70%, VRDN, (SPA: Dexia SA)	1,500,000	1,500,000
Ser. 2005-88B, 0.70%, VRDN, (SPA: Dexia SA)	5,265,000	5,265,000
Ser. 2007-98C, 0.70%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000

		21,895,000

INDUSTRIAL DEVELOPMENT REVENUE 24.5%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. A, 0.46%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	15,000,000	15,000,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 0.51%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 0.46%, VRDN, (LOC: Northern Trust Co.)	4,205,000	4,205,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 0.51%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 0.80%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Columbus, IN RRB, Rock Tennessee Co. Mill Proj., Ser. 1995, 2.25%, VRDN, (LOC: SunTrust Banks, Inc.)	2,700,000	2,700,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 0.80%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,185,000	1,185,000
East Hempfield Township, PA IDA RB, Herley Inds. Inc. Proj., Ser. 2001, 0.56%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,230,000	2,230,000
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 0.57%, VRDN, (LOC: Branch Banking & Trust)	2,000,000	2,000,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 0.66%, VRDN, (LOC: Commerce Bank, NA)	2,295,000	2,295,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 0.61%, VRDN, (LOC: Wells Fargo & Co.) °°	2,070,000	2,070,000
Lancaster, PA IDA RB, Purple Cow Partners, LLC Proj., 0.46%, VRDN, (LOC: First Tennessee Bank)	4,585,000	4,585,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA RB:
Crawford Cnty. Properties, Ser. 2001-B2, 0.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$600,000	$600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 0.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	550,000	550,000
EPT Associates Proj., Ser. B-5, 0.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
First Street Partners Proj., Ser. H-4, 0.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Fitzpatrick Container Co., 0.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ganflec Corp. Proj., Ser. E, 0.80%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Johnston Welding & Fabric, Ser. B-1, 0.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Leidy’s, Inc. Proj., Ser. D-7, 0.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Moosic Realty Partners, LP Proj., Ser. A-1, 0.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Sage Properties, LLC Proj., Ser. G12, 0.95%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	300,000	300,000
Solar Innovations, Inc. Proj., 0.71%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 0.50%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Westmoreland Cnty., PA IDA RB, Rhodin Enterprises Proj., 0.66%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,230,000	2,230,000

		62,950,000

MISCELLANEOUS REVENUE 4.8%
Orange Cnty., FL IDA IDRB, Catholic Charities Central Florida & Diocese Orlando Proj., Ser. 2007, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	7,965,000	7,965,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 0.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,300,000	4,300,000

		12,265,000

PORT AUTHORITY 0.8%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 0.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

SOLID WASTE 0.8%
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RB, Deer Park Refining, Ltd. Proj., Ser. 2004-A, 0.75%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	2,100,000	2,100,000

SPECIAL TAX 1.1%
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.37%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,900,000	2,900,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.4%
Delaware Cnty., PA RB, River Junction Toll Bridge Commission, Ser. B-2, 0.75%, VRDN, (LOC: Dexia SA)	$2,930,000	$2,930,000
Pennsylvania Turnpike Commission RRB, Ser. D, 0.65%, VRDN, (Insd. by FSA & SPA: JPMorgan Chase & Co.)	3,350,000	3,350,000

		6,280,000

UTILITY 12.4%
Indiana Cnty., PA IDA PCRRB, Exelon Generation Co., LLC proj., Ser. A, 0.32%, VRDN, (LOC: BNP Paribas SA)	1,000,000	1,000,000
Mobile, AL IDRB, Alabama Power Co. Barry Plant Proj., Ser. B, 0.43%, VRDN, (Gtd. by Alabama Power Co.)	1,700,000	1,700,000
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. RB, Public Service Enterprise Group Power, LLC Proj., Ser. 2007, 0.47%, VRDN, (LOC: JPMorgan Chase & Co.)	2,800,000	2,800,000
Philadelphia, PA Gas Works RB:
Deutsche Bank Spears Trust, Ser. 1998, 0.38%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	17,100,000	17,100,000
Fifth Ser. A-2, 0.28%, VRDN, (LOC: Bank of Nova Scotia and JPMorgan Chase & Co.)	1,900,000	1,900,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.35%, VRDN, (SPA: Societe Generale)	3,800,000	3,800,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.49%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		31,795,000

WATER & SEWER 1.5%
Philadelphia, PA Water & Wastewater RRB, PFOTER, Ser. 2007-B, 0.68%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: Merrill Lynch & Co., Inc.)	2,450,000	2,450,000
Pittsburgh, PA Water & Sewer Auth. Sys. RRB, Ser. 2008-C-1, 0.70%, VRDN, (Insd. by FSA & SPA: Dexia SA)	1,500,000	1,500,000

		3,950,000

Total Investments (cost $245,250,000) 95.4%		245,250,000
Other Assets and Liabilities 4.6%		11,925,333

Net Assets 100.0%		$257,175,333

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificates of Participation
EDFA	Economic Development Finance Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of July 31, 2009:

Pennsylvania	81.6%
Florida	3.6%
Georgia	3.4%
Alabama	2.2%
Wisconsin	1.4%
Nevada	1.2%
Indiana	1.1%
Texas	0.9%
Minnesota	0.8%
Non-state specific	3.8%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

2-7 days	100%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$245,250,000
Cash	152,685
Receivable for securities sold	11,370,231
Receivable for Fund shares sold	1,032
Interest receivable	273,635
Receivable from investment advisor	84,818
Prepaid expenses and other assets	61,006

Total assets	257,193,407

Liabilities
Dividends payable	3,082
Due to related parties	9,141
Trustees’ fees and expenses payable	1,391
Printing and postage expenses payable	934
Custodian and accounting fees payable	1,133
Accrued expenses and other liabilities	2,393

Total liabilities	18,074

Net assets	$257,175,333

Net assets represented by
Paid-in capital	$257,148,697
Undistributed net investment income	21,198
Accumulated net realized gains on investments	5,438

Total net assets	$257,175,333

Net assets consists of
Class A	$33,339,071
Class S	163,283,019
Class I	60,553,243

Total net assets	$257,175,333

Shares outstanding (unlimited number of shares authorized)
Class A	33,331,995
Class S	163,264,713
Class I	60,553,724

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$1,361,978

Expenses
Advisory fee	501,088
Distribution Plan expenses
Class A	53,219
Class S	504,453
Administrative services fee	83,515
Transfer agent fees	20,789
Trustees’ fees and expenses	698
Printing and postage expenses	7,862
Custodian and accounting fees	29,060
Registration and filing fees	22,587
Professional fees	14,985
Temporary guarantee program fees	61,214
Other	961

Total expenses	1,300,431
Less: Expense reductions	(34)
Fee waivers and expense reimbursements	(203,290)

Net expenses	1,097,107

Net investment income	264,871

Net realized gains on securities in unaffiliated issuers	5,438

Net increase in net assets resulting from operations	$270,309

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2009 (unaudited)		Year Ended January 31, 2009

Operations
Net investment income		$264,871		$4,172,151
Net realized gains on investments		5,438		21,333

Net increase in net assets resulting from operations		270,309		4,193,484

Distributions to shareholders from
Net investment income
Class A		(36,201)		(354,779)
Class S		(53,697)		(2,156,095)
Class I		(174,973)		(1,669,030)

Total distributions to shareholders		(264,871)		(4,179,904)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	57,621,225	57,621,225	103,362,450	103,362,450
Class S	442,397,494	442,397,494	1,487,606,083	1,487,606,083
Class I	29,899,333	29,899,333	152,734,687	152,734,687

		529,918,052		1,743,703,220

Net asset value of shares issued in reinvestment of distributions
Class A	36,140	36,140	350,341	350,341
Class S	53,697	53,697	2,156,095	2,156,095
Class I	15,071	15,071	164,021	164,021

		104,908		2,670,457

Payment for shares redeemed
Class A	(60,680,941)	(60,680,941)	(87,644,087)	(87,644,087)
Class S	(455,407,902)	(455,407,902)	(1,471,306,249)	(1,471,306,249)
Class I	(61,365,419)	(61,365,419)	(159,438,373)	(159,438,373)

		(577,454,262)		(1,718,388,709)

Net increase (decrease) in net assets resulting from capital share transactions		(47,431,302)		27,984,968

Total increase (decrease) in net assets		(47,425,864)		27,998,548
Net assets
Beginning of period		304,601,197		276,602,649

End of period		$257,175,333		$304,601,197

Undistributed net investment income		$21,198		$21,198

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $3,040 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $15,342 and $184,908, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$245,250,000	$0	$245,250,000

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567515 rv6 09/2009

Evergreen Treasury Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Treasury Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation”

2

LETTER TO SHAREHOLDERS continued

may continue. Yet with wages representing the largest costs for businesses and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

Class inception date	Class A 3/6/1991	Class S 6/30/2000	Class I 3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

6-month return	0.01%	0.01%	0.01%

Average annual return

1-year	0.21%	0.16%	0.27%

5-year	2.49%	2.23%	2.75%

10-year	2.50%	2.25%	2.78%

7-day annualized yield	0.02%	0.02%	0.02%

30-day annualized yield	0.02%	0.02%	0.02%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

4

FUND AT A GLANCE continued

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2009	Ending Account Value 7/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,000.10	$1.83
Class S	$1,000.00	$1,000.10	$1.88
Class I	$1,000.00	$1,000.13	$1.83
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,022.96	$1.86
Class S	$1,000.00	$1,022.91	$1.91
Class I	$1,000.00	$1,022.96	$1.86

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.37% for Class A, 0.38% for Class S and 0.37% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.89%	4.12%	4.34%	2.58%	0.73%

Ratios and supplemental data
Net assets, end of period (millions)	$167	$189	$261	$317	$482	$478
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.37%[2]	0.67%	0.73%	0.73%	0.72%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.75%[2]	0.74%	0.73%	0.73%	0.72%	0.73%
Net investment income (loss)	0.02%[2]	0.91%	4.03%	4.20%	2.57%	0.72%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.70%	3.81%	4.03%	2.28%	0.44%

Ratios and supplemental data
Net assets, end of period (millions)	$464	$533	$539	$596	$922	$761
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.38%[2]	0.88%	1.03%	1.03%	1.02%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	1.06%[2]	1.05%	1.03%	1.03%	1.02%	1.02%
Net investment income (loss)	0.02%[2]	0.62%	3.75%	3.91%	2.26%	0.43%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	1.10%	4.43%	4.65%	2.89%	1.03%

Ratios and supplemental data
Net assets, end of period (millions)	$554	$622	$655	$943	$1,306	$1,145
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.37%[2]	0.44%	0.43%	0.43%	0.42%	0.43%
Expenses excluding waivers/reimbursements and expense reductions	0.46%[2]	0.45%	0.43%	0.43%	0.42%	0.43%
Net investment income (loss)	0.03%[2]	1.13%	4.39%	4.51%	2.87%	0.97%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 33.4%
U.S. Treasury Bills:
0.15%, 08/13/2009 ß	$50,000,000	$49,997,917
0.27%, 11/12/2009 ß	25,000,000	24,981,238
0.32%, 12/17/2009 ß	25,000,000	24,969,778
0.34%, 12/24/2009 ß	25,000,000	24,966,236
0.35%, 12/10/2009 ß	25,000,000	24,968,691
0.42%, 09/15/2009 ß	25,000,000	24,987,757
0.48%, 04/01/2010 ß	40,000,000	39,874,613
U.S. Treasury Notes:
3.25%, 12/31/2009	25,000,000	25,263,907
3.50%, 08/15/2009	71,000,000	71,077,656
4.00%, 08/31/2009	15,000,000	15,041,626
6.00%, 08/15/2009	70,000,000	70,134,971

Total U.S. Treasury Obligations (cost $396,264,390)		396,264,390

REPURCHASE AGREEMENTS ^^ 66.3%
Bank of America Corp., 0.17%, dated 07/31/2009, maturing 08/03/2009; maturity value is $30,000,425 (1)	30,000,000	30,000,000
Barclays Capital, Inc., 0.20%, dated 07/31/2009, maturing 08/03/2009; maturity value is $120,002,000 (2)	120,000,000	120,000,000
Credit Suisse First Boston LLC, Avg. rate of 0.18%, dated 07/27/2009, maturing 08/03/2009; maturity value is $100,003,389 (3) *	100,000,000	100,000,000
Deutsche Bank AG:
0.12%, dated 07/31/2009, maturing 08/03/2009; maturity value is $45,344,850 (4)	45,344,397	45,344,397
Avg. rate of 0.16%, dated 07/27/2009, maturing 08/03/2009; maturity value is $65,002,022 (4) *	65,000,000	65,000,000
Avg. rate of 0.17%, dated 07/27/2009, maturing 08/03/2009; maturity value is $80,002,544 (5) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.17%, dated 07/27/2009, maturing 08/03/2009; maturity value is $65,002,076 (6) *	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 0.14%, dated 07/27/2009, maturing 08/03/2009; maturity value is $65,001,733 (7) *	65,000,000	65,000,000
Societe Generale, 0.18%, dated 07/31/2009, maturing 08/03/2009; maturity value is $50,000,750 (8)	50,000,000	50,000,000
UBS AG:
0.18%, dated 07/31/2009, maturing 08/03/2009; maturity value is $65,000,975 (9)	65,000,000	65,000,000
0.19%, dated 07/31/2009, maturing 08/03/2009; maturity value is $100,001,583 (10)	100,000,000	100,000,000

Total Repurchase Agreements (cost $785,344,397)		785,344,397

Total Investments (cost $1,181,608,787) 99.7%		1,181,608,787
Other Assets and Liabilities 0.3%		3,187,904

Net Assets 100.0%		$1,184,796,691

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$25,982,500 TIPS, 2.00%, 01/15/2014, value including accrued interest is $30,600,095.
(2)	$23,945,700 U.S. Treasury Bill, 0.00%, 08/13/2009, value is $23,944,575; $104,803,400 TIPS, 1.75%, 01/15/2028, value including accrued interest is $98,455,517.
(3)	$102,080,500 U.S. Treasury Bills, 0.00%, 10/15/2009 to 01/14/2010, value is $102,000,481.
(4)

$3,573,400 U.S. Treasury Note, 4.00%, 11/15/2012, value including accrued interest is $3,845,334; $61,586,000 TIPS, 2.00%, 04/15/2012, value including accrued interest is $66,833,294; $49,524,250 STRIPS, 0.00%, 02/15/2015, value is $41,872,753. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(5)	$81,081,887 GNMA, 4.50%, 07/15/2039, value including accrued interest is $81,600,000.
(6)	$67,670,000 U.S. Treasury Note, 1.875%, 02/28/2014, value including accrued interest is $66,304,791.
(7)	$66,289,500 U.S. Treasury Note, 3.25%, 07/31/2016, value including accrued interest is $66,631,289.
(8)	$100 U.S. Treasury Bond, 4.25%, 05/15/2039, value including accrued interest is $98; $39,368,600 TIPS, 4.25%, 01/15/2010, value including accrued interest is $50,999,989.
(9)	$68,755,000 U.S. Treasury Note, 3.125%, 05/15/2019, value including accrued interest is $66,303,793.
(10)	$174,414,317 GNMA, 4.50% to 6.50%, 09/15/2033 to 11/15/2038, value including accrued interest is $102,000,985.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

2-7 days	66.4%
8-60 days	19.6%
61-120 days	2.1%
121-240 days	8.5%
241+ days	3.4%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers	$396,264,390
Investments in repurchase agreements	785,344,397

Total investments at amortized cost	1,181,608,787
Receivable for Fund shares sold	102,299
Interest receivable	3,468,280
Receivable from investment advisor	264,440
Prepaid expenses and other assets	155,026

Total assets	1,185,598,832

Liabilities
Dividends payable	9,999
Payable for Fund shares redeemed	554,035
Due to related parties	15,798
Trustees’ fees and expenses payable	190,091
Accrued expenses and other liabilities	32,218

Total liabilities	802,141

Net assets	$1,184,796,691

Net assets represented by
Paid-in capital	$1,186,258,109
Overdistributed net investment income	(261,299)
Accumulated net realized losses on investments	(1,200,119)

Total net assets	$1,184,796,691

Net assets consists of
Class A	$166,677,912
Class S	464,121,459
Class I	553,997,320

Total net assets	$1,184,796,691

Shares outstanding (unlimited number of shares authorized)
Class A	167,124,653
Class S	464,852,094
Class I	554,684,963

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$2,472,453

Expenses
Advisory fee	1,935,001
Distribution Plan expenses
Class A	264,570
Class S	1,482,620
Administrative services fee	374,516
Transfer agent fees	193,878
Trustees’ fees and expenses	7,085
Printing and postage expenses	16,801
Custodian and accounting fees	132,306
Registration and filing fees	21,400
Professional fees	27,402
Temporary guarantee program fees	165,303
Other	18,150

Total expenses	4,639,032
Less: Expense reductions	(199)
Fee waivers and expense reimbursements	(2,309,564)

Net expenses	2,329,269

Net investment income	143,184

Net increase in net assets resulting from operations	$143,184

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2009 (unaudited)		Year Ended January 31, 2009

Operations
Net investment income		$143,184		$12,750,247
Net realized gains on investments		0		30,812

Net increase in net assets resulting from operations		143,184		12,781,059

Distributions to shareholders from
Net investment income
Class A		(17,532)		(2,113,582)
Class S		(49,443)		(3,654,164)
Class I		(76,085)		(7,459,466)

Total distributions to shareholders		(143,060)		(13,227,212)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	77,508,400	77,508,400	867,868,254	867,868,254
Class S	2,136,316,149	2,136,316,149	5,744,737,584	5,744,737,584
Class I	439,346,069	439,346,069	1,245,465,199	1,245,465,199

		2,653,170,618		7,858,071,037

Net asset value of shares issued in reinvestment of distributions
Class A	14,392	14,392	939,892	939,892
Class S	49,443	49,443	3,654,164	3,654,164
Class I	3,058	3,058	350,721	350,721

		66,893		4,944,777

Payment for shares redeemed
Class A	(100,016,370)	(100,016,370)	(941,062,839)	(941,062,839)
Class S	(2,205,510,214)	(2,205,510,214)	(5,753,795,600)	(5,753,795,600)
Class I	(507,792,454)	(507,792,454)	(1,277,885,265)	(1,277,885,265)

		(2,813,319,038)		(7,972,743,704)

Net decrease in net assets resulting from capital share transactions		(160,081,527)		(109,727,890)

Total decrease in net assets		(160,081,403)		(110,174,043)
Net assets
Beginning of period		1,344,878,094		1,455,052,137

End of period		$1,184,796,691		$1,344,878,094

Overdistributed net investment income		$(261,299)		$(261,423)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $583,515 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amount of $259,062 and $1,466,987, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$396,264,390	$0	$396,264,390
Repurchase agreements	0	785,344,397	0	785,344,397

	$0	$1,181,608,787	$0	$1,181,608,787

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2009, the Fund had $1,200,119 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on April 30, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee was triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567516 rv6 09/2009

Evergreen U.S. Government Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

September 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen U.S. Government Money Market Fund for the six-month period ended July 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June 2009. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March 2009. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an

2

LETTER TO SHAREHOLDERS continued

unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their meeting on June 24th, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

3

FUND AT A GLANCE

as of July 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

6-month return	0.03%	0.02%

Average annual return

1-year	0.47%	0.33%

5-year	2.67%	2.40%

Since portfolio inception	1.98%	1.78%

7-day annualized yield	0.05%	0.05%

30-day annualized yield	0.05%	0.05%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2009	7/31/2009	During Period*

Actual
Class A	$1,000.00	$1,000.32	$2.58
Class S	$1,000.00	$1,000.25	$2.63
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,022.22	$2.61
Class S	$1,000.00	$1,022.17	$2.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.52% for Class A and 0.53% for Class S), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [1]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	1.43%	4.37%	4.40%	2.61%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$1,031	$2,150	$986	$613	$645	$901
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%[2]	0.71%	0.72%	0.73%	0.74%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.83%[2]	0.81%	0.87%	0.93%	0.98%	1.08%
Net investment income (loss)	0.07%[2]	1.22%	4.22%	4.30%	2.50%	0.57%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2009 (unaudited)	Year Ended January 31,

CLASS S1		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.02)	0 [2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.14%	4.06%	4.09%	2.30%	0.45%

Ratios and supplemental data
Net assets, end of period (millions)	$491	$735	$588	$318	$373	$351
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%[3]	0.98%	1.02%	1.03%	1.03%	1.10%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[3]	1.11%	1.17%	1.23%	1.27%	1.32%
Net investment income (loss)	0.05%[3]	1.11%	3.96%	4.01%	2.34%	0.61%

1	Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 65.4%
FFCB, FRN, 1.25%, 08/24/2009	$40,000,000	$40,002,477
FHLB:
0.30%, 11/18/2009	50,000,000	49,955,417
2.56%, 08/04/2009	15,000,000	15,000,726
4.50%, 10/09/2009	4,760,000	4,769,791
5.00%, 09/18/2009	5,000,000	5,027,533
FRN, 0.21%, 10/13/2009	15,000,000	15,010,012
FHLMC:
0.33%, 01/06/2010	36,825,000	36,773,138
0.36%, 12/29/2009	80,000,000	79,881,600
FRN:
0.22%, 08/19/2009	9,300,000	9,294,761
0.26%, 08/18/2009	200,000,000	200,010,911
0.67%, 10/30/2009	75,000,000	75,000,000
FNMA:
0.23%, 10/05/2009	100,000,000	99,959,750
0.25%, 10/01/2009	150,000,000	149,938,506
0.29%, 08/03/2009	40,000,000	40,000,000
FRN:
0.40%, 10/13/2009	100,000,000	100,006,300
0.41%, 08/03/2009	75,000,000	74,999,365

Total U.S. Government & Agency Obligations (cost $995,630,287)		995,630,287

REPURCHASE AGREEMENTS ^^ 24.5%

Bank of America Corp., 0.17%, dated 07/31/2009, maturing 08/03/2009; maturity value $75,001,063 (1)	75,000,000	75,000,000
Barclays Capital, Inc.:
0.20%, dated 07/31/2009, maturing 08/03/2009; maturity value $105,001,750 (2)	105,000,000	105,000,000
0.20%, dated 07/30/2009, maturing 08/13/2009; maturity value $75,005,833 (3)	75,000,000	75,000,000
Deutsche Bank AG, 0.19%, dated 07/31/2009, maturing 08/03/2009; maturity value $118,444,651 (4)	118,442,776	118,442,776

Total Repurchase Agreements (cost $373,442,776)		373,442,776

U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Bill, 0.34%, 12/24/2009 ß	50,000,000	49,932,472
U.S. Treasury Note, 3.50%, 08/15/2009	100,000,000	100,109,240

Total U.S. Treasury Obligations (cost $150,041,712)		150,041,712

Total Investments (cost $1,519,114,775) 99.8%		1,519,114,775
Other Assets and Liabilities 0.2%		2,543,645

Net Assets 100.0%		$1,521,658,420

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$76,546,000 FNMA, 0.00%, 11/16/2009, value is $76,500,072.
(2)	$173,898,000 RFCSP, 0.00%, 10/15/2019, value is $107,100,300.
(3)

$18,846,000 FHLB, 0.00%, 01/08/2010, value is $18,821,500; $31,534,000 FHLMC, 4.875%, 06/13/2018, value including accrued interest is $34,064,604; $38,342,000 RFCSP, 0.00%, 10/15/2019, value is $23,614,071.

(4)

$9,255,000 FHLB, 0.55% to 1.125%, 06/30/2010 to 07/18/2011, value including accrued interest is $9,230,800; $70,903,000 FHLMC, 1.50% to 5.125%, 01/07/2011 to 10/18/2016, value including accrued interest is $71,706,749; $36,555,000 FNMA, 4.625%, 10/15/2013, value including accrued interest is $39,874,488.

The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RFCSP	Resolution Funding Corp. Strip Principal

The following table shows the percent of total investments by credit quality as of July 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2009:

2-7 days	28.2%
8-60 days	28.3%
61-120 days	32.5%
121-240 days	11.0%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers	$1,145,671,999
Investments in repurchase agreements	373,442,776

Total investments at amortized cost	1,519,114,775
Interest receivable	2,196,523
Receivable from investment advisor	624,768
Prepaid expenses and other assets	213,127

Total assets	1,522,149,193

Liabilities
Dividends payable	143
Payable for Fund shares redeemed	400,000
Due to related parties	16,937
Trustees’ fees and expenses payable	25,399
Custodian and accounting fees payable	25,240
Accrued expenses and other liabilities	23,054

Total liabilities	490,773

Net assets	$1,521,658,420

Net assets represented by
Paid-in capital	$1,521,622,925
Overdistributed net investment income	(15,425)
Accumulated net realized gains on investments	50,920

Total net assets	$1,521,658,420

Net assets consists of
Class A	$1,031,014,688
Class S	490,643,732

Total net assets	$1,521,658,420

Shares outstanding (unlimited number of shares authorized)
Class A	1,031,025,352
Class S	490,612,031

Net asset value per share
Class A	$1.00
Class S	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2009 (unaudited)

Investment income
Interest	$5,766,677

Expenses
Advisory fee	3,314,827
Distribution Plan expenses
Class A	2,102,863
Class S	1,675,984
Administrative services fee	588,171
Transfer agent fees	536,787
Trustees’ fees and expenses	21,307
Printing and postage expenses	40,300
Custodian and accounting fees	260,178
Registration and filing fees	20,568
Professional fees	66,152
Temporary guarantee program fees	367,565
Other	13,587

Total expenses	9,008,289
Less: Expense reductions	(351)
Fee waivers and expense reimbursements	(3,862,621)

Net expenses	5,145,317

Net investment income	621,360

Net realized gains on securities in unaffiliated issuers	335,030

Net increase in net assets resulting from operations	$956,390

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2009 (unaudited)		Year Ended January 31, 2009

Operations
Net investment income		$621,360		$21,488,761
Net realized gains or losses on investments		335,030		(3,807)

Net increase in net assets resulting from operations		956,390		21,484,954

Distributions to shareholders from
Net investment income
Class A		(481,492)		(16,085,088)
Class S		(139,855)		(5,403,539)

Total distributions to shareholders		(621,347)		(21,488,627)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,245,434,582	2,245,434,582	7,535,331,196	7,535,331,196
Class S	1,427,618,887	1,427,618,887	4,033,626,782	4,033,626,782

		3,673,053,469		11,568,957,978

Net asset value of shares issued in reinvestment of distributions
Class A	480,027	480,027	15,984,775	15,984,775
Class S	139,855	139,855	5,403,539	5,403,539

		619,882		21,388,314

Payment for shares redeemed
Class A	(3,365,019,383)	(3,365,019,383)	(6,387,238,528)	(6,387,238,528)
Class S	(1,671,788,931)	(1,671,788,931)	(3,892,554,281)	(3,892,554,281)

		(5,036,808,314)		(10,279,792,809)

Net increase (decrease) in net assets resulting from capital share transactions		(1,363,134,963)		1,310,553,483

Total increase (decrease) in net assets		(1,362,799,920)		1,310,549,810
Net assets
Beginning of period		2,884,458,340		1,573,908,530

End of period		$1,521,658,420		$2,884,458,340

Overdistributed net investment income		$(15,425)		$(15,438)

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2009, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $1,209,923 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amounts of $1,303,170 and $1,349,528, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$1,145,671,999	$0	$1,145,671,999
Repurchase agreements	0	373,442,776	0	373,442,776

	$0	$1,519,114,775	$0	$1,519,114,775

Further details on the major security types listed above can be found in the Schedule of Investments.

On July 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2009, the Fund had $284,110 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2012	2013	2014	2015	2017

$5,535	$116,744	$127,603	$30,421	$3,807

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended July 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567517 rv6 09/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: September 29, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: September 29, 2009